UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

May 31, 2013

1.800332.109

BAL-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.8%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	678,143	$ 19,849
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc.	830,000	19,306
Domino's Pizza, Inc.	641,295	38,010
Icahn Enterprises LP rights	290,524	0
Starbucks Corp.	2,054,235	129,561
Wynn Resorts Ltd.	464,668	63,144
Yum! Brands, Inc.	1,464,924	99,249
		349,270
Internet & Catalog Retail - 0.8%
Liberty Media Corp. Interactive Series A (a)	4,910,314	110,237
priceline.com, Inc. (a)	97,500	78,383
		188,620
Media - 3.1%
Comcast Corp. Class A	6,279,861	252,136
DIRECTV (a)	1,695,350	103,637
Legend Pictures LLC (o)(p)	8,571	14,429
News Corp. Class A	5,607,844	180,068
Sirius XM Radio, Inc. (f)	9,950,621	34,628
Time Warner, Inc.	1,839,326	107,361
		692,259
Multiline Retail - 0.5%
Dollar General Corp. (a)	1,966,850	103,850
Specialty Retail - 1.0%
Lowe's Companies, Inc.	2,774,547	116,836
TJX Companies, Inc.	2,167,445	109,694
		226,530
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	798,515	49,236
PVH Corp.	839,615	96,715
Under Armour, Inc. Class A (sub. vtg.) (a)	570,918	35,397
		181,348
TOTAL CONSUMER DISCRETIONARY		1,761,726
CONSUMER STAPLES - 7.3%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	278,044	25,604
Coca-Cola Bottling Co. CONSOLIDATED	111,888	6,690
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	27,825	$ 4,072
Coca-Cola Icecek A/S	284,435	8,696
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	214,925	8,182
Constellation Brands, Inc. Class A (sub. vtg.) (a)	665,791	35,294
Diageo PLC sponsored ADR	325,626	38,509
Embotelladora Andina SA sponsored ADR	199,922	7,647
Pernod Ricard SA	332,750	40,088
Remy Cointreau SA	226,308	26,232
The Coca-Cola Co.	6,936,577	277,394
		478,408
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	3,231,955	186,096
Drogasil SA	434,100	4,597
Kroger Co.	2,745,021	92,425
United Natural Foods, Inc. (a)	160,500	8,494
Wal-Mart Stores, Inc.	586,283	43,877
		335,489
Food Products - 0.4%
Bunge Ltd.	366,572	25,513
Green Mountain Coffee Roasters, Inc. (a)	108,976	7,969
Mead Johnson Nutrition Co. Class A	427,732	34,676
Nestle SA	343,379	22,747
		90,905
Household Products - 1.4%
Procter & Gamble Co.	4,150,110	318,562
Personal Products - 0.1%
L'Oreal SA	121,284	20,548
Nu Skin Enterprises, Inc. Class A	131,683	7,743
		28,291
Tobacco - 1.8%
Altria Group, Inc.	3,009,524	108,644
British American Tobacco PLC sponsored ADR	2,236,863	245,540
Philip Morris International, Inc.	423,337	38,486
Souza Cruz SA	571,600	7,694
		400,364
TOTAL CONSUMER STAPLES		1,652,019
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.4%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	896,491	$ 54,569
Ensco PLC Class A	1,146,839	69,005
Forum Energy Technologies, Inc. (a)	425,564	12,635
Halliburton Co.	643,444	26,928
National Oilwell Varco, Inc.	959,588	67,459
Noble Corp.	1,099,108	42,590
Ocean Rig UDW, Inc. (United States) (a)	705,896	12,290
Oceaneering International, Inc.	265,887	19,271
Oil States International, Inc. (a)	112,800	11,111
Schlumberger Ltd.	633,424	46,259
Vantage Drilling Co. (a)	6,957,001	13,357
		375,474
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,222,402	106,924
Apache Corp.	259,268	21,294
Bonanza Creek Energy, Inc. (a)	271,900	10,101
Cabot Oil & Gas Corp.	70,500	4,960
Canadian Natural Resources Ltd.	277,000	8,256
Chevron Corp.	1,541,794	189,255
Cimarex Energy Co.	230,296	16,153
Cobalt International Energy, Inc. (a)	496,500	12,879
Concho Resources, Inc. (a)	139,300	11,654
EQT Corp.	367,700	29,372
Exxon Mobil Corp.	3,811,657	344,841
Hess Corp.	609,926	41,115
InterOil Corp. (a)(f)	350,931	29,131
Marathon Oil Corp.	1,984,193	68,236
Marathon Petroleum Corp.	803,343	66,276
Murphy Oil Corp.	395,309	25,031
Noble Energy, Inc.	836,530	48,226
Occidental Petroleum Corp.	1,051,047	96,770
Phillips 66	414,389	27,586
Royal Dutch Shell PLC Class B sponsored ADR	354,390	24,393
Southcross Energy Partners LP	137,600	3,090
Suncor Energy, Inc.	1,845,900	55,996
The Williams Companies, Inc.	1,124,500	39,560
Western Gas Equity Partners LP	49,800	1,864
		1,282,963
TOTAL ENERGY		1,658,437
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.6%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	810,154	$ 66,044
BlackRock, Inc. Class A	320,654	89,527
Credit Suisse Group	446,363	13,193
Deutsche Bank AG (f)	369,800	17,182
E*TRADE Financial Corp. (a)	2,163,465	25,161
Evercore Partners, Inc. Class A	247,600	9,835
Morgan Stanley	1,010,288	26,166
Northern Trust Corp.	494,487	28,754
Oaktree Capital Group LLC	218,700	11,405
State Street Corp.	839,210	55,539
TD Ameritrade Holding Corp.	612,030	14,346
The Blackstone Group LP	863,905	18,911
UBS AG	1,439,658	25,260
		401,323
Commercial Banks - 1.8%
Barclays PLC	1,751,822	8,391
CIT Group, Inc. (a)	454,967	20,965
Comerica, Inc.	175,300	6,923
First Horizon National Corp.	1,577,327	18,108
Huntington Bancshares, Inc.	1,958,164	15,176
KBC Groupe SA	87,960	3,509
Lloyds Banking Group PLC (a)	8,618,667	8,011
M&T Bank Corp.	257,286	26,989
PNC Financial Services Group, Inc.	379,741	27,205
Synovus Financial Corp.	5,118,320	14,024
U.S. Bancorp	4,497,030	157,666
Wells Fargo & Co.	2,354,819	95,488
		402,455
Consumer Finance - 1.8%
Capital One Financial Corp.	4,825,045	293,990
Cash America International, Inc.	68,614	3,274
Discover Financial Services	620,148	29,401
SLM Corp.	3,535,934	83,943
		410,608
Diversified Financial Services - 3.4%
Bank of America Corp.	17,230,605	235,370
Citigroup, Inc.	4,199,355	218,324
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	5,461,518	$ 298,144
KBC Ancora (a)	261,032	5,486
		757,324
Insurance - 1.9%
ACE Ltd.	605,993	54,345
AFLAC, Inc.	529,182	29,470
American International Group, Inc. (a)	558,500	24,831
Berkshire Hathaway, Inc. Class A (a)	234	40,084
Direct Line Insurance Group PLC	5,525,000	17,797
esure Group PLC	2,148,686	10,170
Fairfax Financial Holdings Ltd. (sub. vtg.)	57,000	23,017
Hartford Financial Services Group, Inc.	927,279	28,403
Marsh & McLennan Companies, Inc.	1,429,291	57,200
MetLife, Inc.	2,286,013	101,065
The Travelers Companies, Inc.	480,933	40,264
Validus Holdings Ltd.	357,612	12,913
		439,559
Real Estate Investment Trusts - 0.8%
American Campus Communities, Inc.	276,747	11,300
American Tower Corp.	1,163,565	90,572
Equity Lifestyle Properties, Inc.	282,429	21,795
Sun Communities, Inc.	559,015	27,934
The Macerich Co.	325,741	21,144
		172,745
Real Estate Management & Development - 0.0%
Altisource Residential Corp. Class B (a)	701,000	12,786
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	404,600	17,309
TOTAL FINANCIALS		2,614,109
HEALTH CARE - 8.2%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	550,188	53,665
Amgen, Inc.	1,468,532	147,632
Biogen Idec, Inc. (a)	411,381	97,699
BioMarin Pharmaceutical, Inc. (a)	168,391	10,558
CSL Ltd.	524,965	29,871
Gilead Sciences, Inc. (a)	2,954,675	160,971
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Onyx Pharmaceuticals, Inc. (a)	457,593	$ 43,677
Regeneron Pharmaceuticals, Inc. (a)	90,793	21,960
		566,033
Health Care Equipment & Supplies - 1.2%
Covidien PLC	1,584,461	100,772
Quidel Corp. (a)(f)	1,092,034	26,111
Stryker Corp.	1,202,547	79,837
The Cooper Companies, Inc.	501,016	56,620
		263,340
Health Care Providers & Services - 1.1%
CIGNA Corp.	1,265,042	85,896
HCA Holdings, Inc.	429,785	16,787
Henry Schein, Inc. (a)	621,588	59,853
McKesson Corp.	437,524	49,816
Quest Diagnostics, Inc.	658,956	40,750
		253,102
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	305,400	21,476
Thermo Fisher Scientific, Inc.	655,576	57,887
		79,363
Pharmaceuticals - 3.0%
AbbVie, Inc.	2,937,115	125,385
Allergan, Inc.	749,834	74,601
Merck & Co., Inc.	1,857,616	86,751
Pfizer, Inc.	10,522,800	286,536
Roche Holding AG (participation certificate)	36,190	9,049
Sanofi SA sponsored ADR	459,203	24,379
Valeant Pharmaceuticals International, Inc. (Canada) (a)	618,075	56,868
Warner Chilcott PLC	950,018	18,240
		681,809
TOTAL HEALTH CARE		1,843,647
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	1,723,667	135,239
MTU Aero Engines Holdings AG	200,264	20,264
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	2,561,482	$ 69,058
United Technologies Corp.	1,290,698	122,487
		347,048
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	796,146	41,376
Owens Corning (a)	823,807	36,000
Quanex Building Products Corp.	835,551	15,466
		92,842
Commercial Services & Supplies - 0.5%
ADT Corp.	644,685	26,168
KAR Auction Services, Inc.	2,243,683	52,614
Stericycle, Inc. (a)	342,849	37,631
		116,413
Electrical Equipment - 0.6%
Generac Holdings, Inc.	567,082	22,967
Regal-Beloit Corp.	645,139	43,553
Roper Industries, Inc.	584,439	72,599
		139,119
Industrial Conglomerates - 1.0%
3M Co.	316,439	34,894
Danaher Corp.	1,453,784	89,873
General Electric Co.	3,953,600	92,198
		216,965
Machinery - 1.5%
Caterpillar, Inc.	982,134	84,267
Cummins, Inc.	662,567	79,263
Illinois Tool Works, Inc.	1,117,759	78,388
Manitowoc Co., Inc.	808,569	16,988
Parker Hannifin Corp.	550,426	54,910
Volvo AB (B Shares) (f)	1,378,945	20,382
		334,198
Professional Services - 0.3%
Manpower, Inc.	457,732	26,214
Randstad Holding NV	379,585	16,281
Towers Watson & Co.	67,800	5,267
Verisk Analytics, Inc. (a)	505,450	29,731
		77,493
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	243,249	$ 17,918
Union Pacific Corp.	856,800	132,478
		150,396
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	345,660	88,987
TOTAL INDUSTRIALS		1,563,461
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.9%
ADTRAN, Inc.	1,119,214	25,876
Cisco Systems, Inc.	11,116,300	267,681
F5 Networks, Inc. (a)	344,607	28,675
Finisar Corp. (a)	1,844,099	24,158
Juniper Networks, Inc. (a)	4,694,883	83,240
Polycom, Inc. (a)	569,500	6,452
		436,082
Computers & Peripherals - 2.1%
Apple, Inc.	791,014	355,704
EMC Corp.	1,685,498	41,733
NCR Corp. (a)	1,086,852	36,301
Western Digital Corp.	536,397	33,965
		467,703
Electronic Equipment & Components - 0.7%
Flextronics International Ltd. (a)	4,034,677	30,099
Jabil Circuit, Inc.	3,133,840	62,865
TE Connectivity Ltd.	1,293,593	57,423
		150,387
Internet Software & Services - 1.5%
eBay, Inc. (a)	621,713	33,635
Google, Inc. Class A (a)	331,265	288,336
Halogen Software, Inc.	349,600	4,468
Marketo, Inc.	256,988	6,083
		332,522
IT Services - 1.4%
Accenture PLC Class A	1,476,687	121,251
Cognizant Technology Solutions Corp. Class A (a)	425,011	27,477
Fidelity National Information Services, Inc.	3,372,455	151,423
FleetCor Technologies, Inc. (a)	135,400	11,791
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	276,200	$ 13,247
Lionbridge Technologies, Inc. (a)	617,300	1,827
WEX, Inc. (a)	26,626	1,967
		328,983
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	2,019,551	67,029
Broadcom Corp. Class A	3,698,197	132,802
Micron Technology, Inc. (a)	6,690,537	78,145
NXP Semiconductors NV (a)	1,931,225	59,578
PMC-Sierra, Inc. (a)	2,243,185	13,482
		351,036
Software - 3.1%
Adobe Systems, Inc. (a)	606,725	26,035
Autodesk, Inc. (a)	1,321,547	49,862
Compuware Corp.	2,120,700	23,815
Concur Technologies, Inc. (a)	159,360	12,865
Electronic Arts, Inc. (a)	2,746,425	63,140
Guidewire Software, Inc. (a)	361,491	14,807
Intuit, Inc.	987,367	57,702
Jive Software, Inc. (a)	939,581	15,879
Microsoft Corp.	3,896,272	135,902
Oracle Corp.	7,127,092	240,611
salesforce.com, Inc. (a)	917,909	38,855
Ubisoft Entertainment SA (a)	935,827	12,309
		691,782
TOTAL INFORMATION TECHNOLOGY		2,758,495
MATERIALS - 2.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	43,462	4,103
Airgas, Inc.	225,955	23,249
Albemarle Corp.	352,745	23,606
Ashland, Inc.	316,524	28,145
Eastman Chemical Co.	635,861	45,604
Ecolab, Inc.	515,783	43,568
FMC Corp.	642,018	40,261
LyondellBasell Industries NV Class A	799,137	53,262
Monsanto Co.	785,595	79,062
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	299,276	$ 45,972
Sigma Aldrich Corp.	437,958	36,640
		423,472
Construction Materials - 0.1%
Vulcan Materials Co.	577,367	30,935
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	398,160	39,330
Metals & Mining - 0.1%
Goldcorp, Inc.	667,297	19,805
TOTAL MATERIALS		513,542
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
inContact, Inc. (a)	908,856	6,598
Level 3 Communications, Inc. (a)	598,801	12,832
Verizon Communications, Inc.	3,594,460	174,259
		193,689
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	186,575	13,293
SBA Communications Corp. Class A (a)	1,037,268	78,075
Sprint Nextel Corp. (a)	2,976,979	21,732
T-Mobile US, Inc. (a)	1,367,200	29,299
Vodafone Group PLC sponsored ADR	431,200	12,483
		154,882
TOTAL TELECOMMUNICATION SERVICES		348,571
UTILITIES - 2.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	1,191,532	54,596
Duke Energy Corp.	1,465,320	98,074
Edison International	959,427	44,076
FirstEnergy Corp.	1,114,516	43,477
		240,223
Gas Utilities - 0.0%
ONEOK, Inc.	63,188	2,852
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	1,621,572	$ 41,383
The AES Corp.	1,926,409	23,502
		64,885
Multi-Utilities - 0.9%
Ameren Corp.	210,328	7,160
CenterPoint Energy, Inc.	2,282,452	52,907
Dominion Resources, Inc.	374,800	21,195
NiSource, Inc.	721,416	20,726
PG&E Corp.	1,319,329	59,251
Sempra Energy	568,089	46,186
		207,425
TOTAL UTILITIES		515,385
TOTAL COMMON STOCKS (Cost $11,795,496)		15,229,392
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (p)	893,724	6,140
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,429)		6,140
Corporate Bonds - 8.8%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 3,740	4,049
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 8.8%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,340	$ 1,375
Delphi Corp. 5% 2/15/23	6,065	6,436
		7,811
Automobiles - 0.2%
Daimler Finance North America LLC 1.95% 3/28/14 (g)	2,240	2,258
Ford Motor Co.:
4.75% 1/15/43	17,363	16,195
7.45% 7/16/31	10,420	13,129
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,830	1,883
		33,465
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,745
Comcast Corp.:
4.95% 6/15/16	955	1,065
5.7% 5/15/18	948	1,129
6.4% 5/15/38	3,000	3,793
6.4% 3/1/40	6,097	7,767
6.95% 8/15/37	7,200	9,568
COX Communications, Inc.:
3.25% 12/15/22 (g)	2,422	2,385
4.625% 6/1/13	3,612	3,612
Discovery Communications LLC:
3.7% 6/1/15	5,665	5,975
5.05% 6/1/20	204	233
NBCUniversal Media LLC:
3.65% 4/30/15	1,468	1,551
5.15% 4/30/20	7,276	8,602
6.4% 4/30/40	6,271	7,926
News America Holdings, Inc. 7.75% 12/1/45	8,630	11,759
Time Warner Cable, Inc.:
5.5% 9/1/41	17,938	18,255
6.2% 7/1/13	3,909	3,924
6.75% 7/1/18	1,974	2,394
Time Warner, Inc.:
3.15% 7/15/15	544	570
5.875% 11/15/16	4,882	5,630
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
1.25% 2/27/15	$ 456	$ 459
3.5% 4/1/17	264	281
		103,623
Specialty Retail - 0.0%
Lowe's Companies, Inc. 3.8% 11/15/21	242	260
TOTAL CONSUMER DISCRETIONARY		145,159
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	2,481	2,645
Beam, Inc. 1.875% 5/15/17	1,408	1,420
FBG Finance Ltd. 5.125% 6/15/15 (g)	4,938	5,332
Fortune Brands, Inc.:
5.375% 1/15/16	1,902	2,091
6.375% 6/15/14	1,153	1,219
Heineken NV:
1.4% 10/1/17 (g)	3,274	3,235
2.75% 4/1/23 (g)	3,420	3,296
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	2,353	2,391
2.45% 1/15/17 (g)	2,353	2,430
		24,059
Food & Staples Retailing - 0.0%
Walgreen Co.:
1% 3/13/15	1,878	1,886
1.8% 9/15/17	2,793	2,810
		4,696
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	678
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,292
3.2% 1/25/23	2,650	2,615
4.65% 1/25/43	2,952	2,897
Kraft Foods, Inc.:
6.5% 8/11/17	3,122	3,704
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 2/9/40	$ 3,854	$ 4,884
6.75% 2/19/14	436	454
		17,524
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,391
4.25% 8/9/42	4,604	4,072
9.7% 11/10/18	6,258	8,552
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,285
4.75% 11/1/42	5,216	4,904
6.75% 6/15/17	4,975	5,892
7.25% 6/15/37	7,569	9,433
		40,529
TOTAL CONSUMER STAPLES		86,808
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Cameron International Corp. 1.6% 4/30/15	279	282
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	7,302
5.35% 3/15/20 (g)	6,814	7,422
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,211
5% 10/1/21	2,791	3,106
6.5% 4/1/20	2,608	3,133
FMC Technologies, Inc.:
2% 10/1/17	846	847
3.45% 10/1/22	1,533	1,524
Noble Holding International Ltd.:
3.05% 3/1/16	914	946
3.45% 8/1/15	1,299	1,353
Transocean, Inc. 5.05% 12/15/16	4,522	5,011
Weatherford International Ltd. 4.95% 10/15/13	2,930	2,973
		42,110
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 1,716	$ 1,956
6.375% 9/15/17	15,653	18,469
6.45% 9/15/36	4,710	5,749
Apache Corp. 3.25% 4/15/22	233	237
Cenovus Energy, Inc. 4.5% 9/15/14	900	941
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,063
3.875% 3/15/23	1,823	1,791
4.95% 4/1/22	1,267	1,342
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,219
6.45% 11/3/36 (g)	6,493	7,229
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,810
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,542
Encana Holdings Finance Corp. 5.8% 5/1/14	4,858	5,081
Enterprise Products Operating LP 5.6% 10/15/14	1,709	1,819
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	906
Marathon Petroleum Corp.:
3.5% 3/1/16	493	523
5.125% 3/1/21	4,415	5,071
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	7,948	8,231
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	1,252	1,473
6.85% 1/15/40 (g)	4,294	5,682
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	3,008
Nexen, Inc.:
5.2% 3/10/15	1,528	1,643
6.2% 7/30/19	2,252	2,732
Occidental Petroleum Corp. 2.7% 2/15/23	1,942	1,879
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,606
7.875% 3/15/19	7,382	8,913
Petroleos Mexicanos:
3.5% 1/30/23 (g)	5,005	4,755
4.875% 1/24/22	1,430	1,530
5.5% 1/21/21	7,423	8,303
5.5% 6/27/44	13,953	13,639
6% 3/5/20	2,274	2,615
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41	$ 7,392	$ 8,279
Phillips 66:
1.95% 3/5/15	1,844	1,879
2.95% 5/1/17	1,844	1,931
4.3% 4/1/22	6,383	6,893
5.875% 5/1/42	5,485	6,395
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	356	381
6.125% 1/15/17	1,940	2,251
Southeast Supply Header LLC 4.85% 8/15/14 (g)	1,358	1,411
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,256
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,526
4.6% 6/15/21	1,816	1,910
Suncor Energy, Inc. 6.1% 6/1/18	623	742
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,512
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	6,508	6,727
Western Gas Partners LP 5.375% 6/1/21	9,827	11,086
		192,936
TOTAL ENERGY		235,046
FINANCIALS - 4.4%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,164
BlackRock, Inc.:
3.375% 6/1/22	332	344
4.25% 5/24/21	501	556
Goldman Sachs Group, Inc.:
5.95% 1/18/18	5,343	6,166
6.15% 4/1/18	3,993	4,646
JPMorgan Chase & Co. 0.8% 4/23/15	31,000	30,923
Lazard Group LLC:
6.85% 6/15/17	6,480	7,428
7.125% 5/15/15	2,316	2,537
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	13,125	14,109
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.4% 8/28/17	$ 5,074	$ 5,904
7.75% 5/14/38	8,738	10,960
Morgan Stanley:
2.125% 4/25/18	31,718	31,335
4% 7/24/15	1,373	1,445
4.1% 5/22/23	3,715	3,565
4.875% 11/1/22	8,068	8,297
5.375% 10/15/15	17,634	19,203
5.625% 9/23/19	547	620
5.95% 12/28/17	301	346
6.625% 4/1/18	1,804	2,125
State Street Corp. 3.1% 5/15/23	7,500	7,305
UBS AG Stamford Branch 2.25% 1/28/14	1,211	1,223
		160,201
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,443
Bank of America NA 5.3% 3/15/17	16,651	18,481
BB&T Corp. 3.95% 3/22/22	1,805	1,892
Comerica Bank 5.7% 6/1/14	613	642
Comerica, Inc. 4.8% 5/1/15	1,223	1,301
Credit Suisse 6% 2/15/18	17,158	19,812
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,642
Discover Bank:
7% 4/15/20	4,144	5,024
8.7% 11/18/19	745	980
Fifth Third Bancorp:
3.5% 3/15/22	638	656
4.5% 6/1/18	584	641
5.45% 1/15/17	2,232	2,483
8.25% 3/1/38	4,070	5,631
Fifth Third Capital Trust IV 6.5% 4/15/37 (l)	4,966	4,978
HBOS PLC 6.75% 5/21/18 (g)	560	629
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,134
Intesa Sanpaolo SpA:
3.125% 1/15/16	16,075	15,991
3.875% 1/16/18	20,086	19,824
JPMorgan Chase Bank 6% 10/1/17	2,460	2,873
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 3,278	$ 3,643
5.8% 7/1/14	9,872	10,404
KeyCorp. 5.1% 3/24/21	628	722
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,635
5% 1/17/17	10,492	11,341
Regions Bank:
6.45% 6/26/37	10,905	12,023
7.5% 5/15/18	9,925	12,044
Regions Financial Corp.:
2% 5/15/18	6,348	6,222
5.75% 6/15/15	1,528	1,654
7.75% 11/10/14	7,190	7,820
Royal Bank of Scotland Group PLC 6.125% 12/15/22	39,429	40,673
SunTrust Banks, Inc.:
0.5836% 4/1/15 (l)	9,681	9,603
3.5% 1/20/17	4,557	4,854
3.6% 4/15/16	305	325
UnionBanCal Corp.:
3.5% 6/18/22	969	985
5.25% 12/16/13	1,113	1,138
Wachovia Bank NA:
4.8% 11/1/14	557	588
6% 11/15/17	8,083	9,520
Wachovia Corp. 5.625% 10/15/16	5,718	6,503
Wells Fargo & Co. 1.5% 1/16/18	14,000	13,865
		269,619
Consumer Finance - 0.4%
American Express Co. 1.55% 5/22/18	11,750	11,623
American Express Credit Corp.:
2.75% 9/15/15	1,633	1,703
2.8% 9/19/16	626	659
American Honda Finance Corp. 1.45% 2/27/15 (g)	2,385	2,413
Discover Financial Services:
3.85% 11/21/22	2,701	2,724
5.2% 4/27/22	2,488	2,743
6.45% 6/12/17	13,316	15,444
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
2.5% 1/15/16	$ 16,000	$ 16,289
3% 6/12/17	6,246	6,413
General Electric Capital Corp.:
2.25% 11/9/15	645	666
4.625% 1/7/21	849	939
Hyundai Capital America:
1.625% 10/2/15 (g)	2,131	2,146
2.125% 10/2/17 (g)	2,357	2,330
Toyota Motor Credit Corp. 0.8% 5/17/16	31,000	30,956
		97,048
Diversified Financial Services - 0.5%
Bank of America Corp.:
3.875% 3/22/17	944	1,010
6.5% 8/1/16	1,220	1,395
BP Capital Markets PLC:
3.125% 10/1/15	1,345	1,418
4.5% 10/1/20	1,336	1,502
4.742% 3/11/21	6,000	6,767
Citigroup, Inc.:
4.05% 7/30/22	2,641	2,645
4.45% 1/10/17	15,842	17,334
4.75% 5/19/15	16,309	17,443
6.125% 5/15/18	820	968
6.5% 8/19/13	24,589	24,890
JPMorgan Chase & Co.:
1.625% 5/15/18	16,000	15,713
3.15% 7/5/16	1,641	1,729
3.4% 6/24/15	1,319	1,384
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,564
TECO Finance, Inc.:
4% 3/15/16	1,828	1,960
5.15% 3/15/20	164	187
		102,909
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,377
3.8% 3/22/17	6,043	6,462
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
4.875% 9/15/16	$ 2,262	$ 2,506
4.875% 6/1/22	3,000	3,316
Aon Corp.:
3.125% 5/27/16	4,743	5,001
3.5% 9/30/15	4,875	5,143
5% 9/30/20	129	147
Aon PLC 4.45% 5/24/43	7,000	6,691
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	482
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	2,508	2,658
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,419
5.375% 3/15/17	685	771
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	8,525	9,291
6.5% 3/15/35 (g)	1,315	1,512
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,287
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	4,028
MetLife, Inc.:
1.756% 12/15/17 (e)	2,742	2,763
5% 6/15/15	941	1,020
6.75% 6/1/16	5,158	6,008
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,036
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,705
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,268	6,190
6% 2/10/20 (g)	9,721	11,008
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,595
4.5% 11/16/21	1,764	1,935
7.375% 6/15/19	2,520	3,213
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(l)	658	658
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	9,233
Unum Group:
5.625% 9/15/20	3,860	4,398
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
5.75% 8/15/42	$ 8,065	$ 8,860
7.125% 9/30/16	2,076	2,409
		147,122
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	2,035	2,178
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,746
Boston Properties, Inc. 3.85% 2/1/23	8,081	8,378
BRE Properties, Inc. 5.5% 3/15/17	2,885	3,243
Camden Property Trust:
2.95% 12/15/22	2,417	2,317
5.375% 12/15/13	3,103	3,178
DDR Corp. 4.625% 7/15/22	4,470	4,783
Developers Diversified Realty Corp.:
4.75% 4/15/18	6,131	6,783
7.5% 4/1/17	6,446	7,661
9.625% 3/15/16	1,851	2,239
Duke Realty LP:
3.625% 4/15/23	3,152	3,084
3.875% 10/15/22	4,826	4,835
4.375% 6/15/22	3,753	3,907
5.4% 8/15/14	1,356	1,425
5.5% 3/1/16	3,075	3,378
6.75% 3/15/20	1,339	1,605
8.25% 8/15/19	2,643	3,405
Equity One, Inc.:
3.75% 11/15/22	8,200	8,109
5.375% 10/15/15	948	1,029
6% 9/15/17	876	999
6.25% 1/15/17	663	753
Federal Realty Investment Trust:
5.4% 12/1/13	355	363
5.9% 4/1/20	1,971	2,342
6.2% 1/15/17	501	577
HCP, Inc. 3.15% 8/1/22	7,000	6,825
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,621
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.: - continued
4.125% 4/1/19	$ 13,700	$ 14,795
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,839
6.25% 6/15/17	996	1,084
6.65% 1/15/18	676	750
Washington (REIT) 5.25% 1/15/14	1,137	1,162
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,190
		108,583
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	2,086	2,106
BioMed Realty LP:
3.85% 4/15/16	8,775	9,300
4.25% 7/15/22	2,970	3,088
6.125% 4/15/20	2,611	3,032
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,245
4.95% 4/15/18	2,996	3,287
5.7% 5/1/17	309	345
6% 4/1/16	2,770	3,080
7.5% 5/15/15	776	867
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,859
5.25% 3/15/21	4,138	4,606
ERP Operating LP 5.75% 6/15/17	2,042	2,361
Liberty Property LP:
3.375% 6/15/23	3,313	3,220
4.125% 6/15/22	3,219	3,343
4.75% 10/1/20	8,747	9,610
5.125% 3/2/15	1,672	1,778
5.5% 12/15/16	2,529	2,836
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,588
3.15% 5/15/23	7,438	6,969
4.5% 4/18/22	2,016	2,118
7.75% 8/15/19	2,476	3,133
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,350
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	$ 2,812	$ 2,953
5.5% 1/15/14 (g)	1,168	1,192
5.7% 4/15/17 (g)	2,854	3,115
Regency Centers LP:
4.95% 4/15/14	494	511
5.25% 8/1/15	3,893	4,219
5.875% 6/15/17	1,771	2,013
Simon Property Group LP:
2.8% 1/30/17	82	86
4.2% 2/1/15	2,640	2,769
Tanger Properties LP:
6.125% 6/1/20	9,597	11,582
6.15% 11/15/15	1,286	1,447
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,056	4,047
		116,055
TOTAL FINANCIALS		1,001,537
HEALTH CARE - 0.6%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,808	1,934
5.15% 11/15/41	17,224	18,319
Celgene Corp. 2.45% 10/15/15	2,168	2,240
		22,493
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	796	791
2.75% 11/15/22	3,213	3,080
4.125% 11/15/42	1,793	1,676
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,620
6.3% 8/15/14	2,925	3,111
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,026
4.75% 11/15/21	11,855	13,269
6.125% 11/15/41	5,466	6,804
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. 3.125% 5/15/16	$ 332	$ 350
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,315
4.125% 9/15/20	5,031	5,401
UnitedHealth Group, Inc.:
1.4% 10/15/17	1,319	1,319
1.625% 3/15/19	1,873	1,845
2.75% 2/15/23	1,069	1,034
2.875% 3/15/23	8,084	7,884
3.95% 10/15/42	1,469	1,350
4.25% 3/15/43	5,000	4,814
WellPoint, Inc.:
1.25% 9/10/15	108	109
1.875% 1/15/18	195	195
3.3% 1/15/23	4,298	4,273
4.65% 1/15/43	5,229	5,206
		70,472
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17 (g)	6,470	6,454
2.9% 11/6/22 (g)	6,636	6,464
4.4% 11/6/42 (g)	6,482	6,349
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	2,149	2,136
5% 8/15/14	2,544	2,662
Zoetis, Inc.:
1.875% 2/1/18 (g)	992	994
3.25% 2/1/23 (g)	2,418	2,396
4.7% 2/1/43 (g)	2,426	2,423
		29,878
TOTAL HEALTH CARE		122,843
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	$ 2,021	$ 2,099
6.375% 6/1/19 (g)	5,000	5,913
		8,012
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,883	1,834
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	2,978	3,235
6.9% 7/2/19	1,063	1,159
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,181	2,290
8.36% 1/20/19	1,800	2,025
		8,709
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	19,701	18,853
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	11,995	11,788
4.45% 3/15/43	6,000	5,944
5.05% 3/1/41	8,624	9,218
		26,950
TOTAL INDUSTRIALS		64,358
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	190
5.95% 1/15/14	5,513	5,689
6.55% 10/1/17	1,119	1,318
		7,197
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	155	157
Office Electronics - 0.1%
Xerox Corp.:
1.0941% 5/16/14 (l)	10,110	10,097
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
2.95% 3/15/17	$ 1,143	$ 1,173
4.25% 2/15/15	1,302	1,368
		12,638
TOTAL INFORMATION TECHNOLOGY		19,992
MATERIALS - 0.1%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	3,459	3,412
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,498
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	3,112	3,327
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)	8,722	8,958
		12,285
TOTAL MATERIALS		19,195
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.4% 8/15/16	355	369
2.5% 8/15/15	1,377	1,427
4.35% 6/15/45 (g)	1,184	1,101
5.55% 8/15/41	23,700	26,245
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	78
CenturyLink, Inc.:
5.15% 6/15/17	487	521
6% 4/1/17	3,467	3,822
6.15% 9/15/19	4,463	4,798
Embarq Corp.:
7.082% 6/1/16	3,397	3,894
7.995% 6/1/36	9,561	10,378
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
3.85% 11/1/42	$ 14,911	$ 12,887
6.25% 4/1/37	4,611	5,475
		70,995
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	371	381
3.625% 3/30/15	3,102	3,228
Vodafone Group PLC 5% 12/16/13	2,696	2,761
		6,370
TOTAL TELECOMMUNICATION SERVICES		77,365
UTILITIES - 0.9%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,807
American Electric Power Co., Inc.:
1.65% 12/15/17	2,632	2,617
2.95% 12/15/22	2,492	2,423
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,959	8,166
Duke Capital LLC 5.668% 8/15/14	3,457	3,649
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,512
6.4% 9/15/20 (g)	11,856	14,514
Edison International 3.75% 9/15/17	4,499	4,840
Entergy Louisiana LLC 1.875% 12/15/14	202	206
FirstEnergy Corp.:
2.75% 3/15/18	5,228	5,240
4.25% 3/15/23	8,192	8,088
7.375% 11/15/31	10,706	12,106
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,894
Indiana Michigan Power Co. 3.2% 3/15/23	5,866	5,822
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,381
3.75% 11/15/20	1,034	1,090
Nevada Power Co. 6.5% 8/1/18	2,642	3,255
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	619	624
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities:
1.45% 5/1/18	$ 1,676	$ 1,655
2.8% 5/1/23	7,613	7,368
Pennsylvania Electric Co. 6.05% 9/1/17	618	718
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,438
PPL Capital Funding, Inc. 3.4% 6/1/23	3,630	3,563
Progress Energy, Inc. 4.4% 1/15/21	405	448
Sierra Pacific Power Co. 5.45% 9/1/13	2,624	2,655
Southern Co. 2.375% 9/15/15	393	407
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,524
		130,010
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	413
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,686
		3,099
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,765
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	333	395
Dominion Resources, Inc.:
1.95% 8/15/16	246	252
2.5836% 9/30/66 (l)	15,073	14,238
7.5% 6/30/66 (l)	5,485	6,088
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	3,287	4,179
National Grid PLC 6.3% 8/1/16	973	1,119
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,160
5.25% 9/15/17	682	772
5.25% 2/15/43	6,481	6,741
5.4% 7/15/14	7,266	7,619
5.45% 9/15/20	980	1,123
5.8% 2/1/42	3,785	4,198
6.4% 3/15/18	2,230	2,650
6.8% 1/15/19	4,065	4,911
Sempra Energy:
2% 3/15/14	2,355	2,379
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 6,192	$ 6,050
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	4,882	5,303
		71,177
TOTAL UTILITIES		206,051
TOTAL NONCONVERTIBLE BONDS		1,978,354
TOTAL CORPORATE BONDS (Cost $1,893,303)		1,982,403
U.S. Treasury Obligations - 5.5%

U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 7/5/13 (j)	10,320	10,320
U.S. Treasury Bonds 2.875% 5/15/43	260,348	239,886
U.S. Treasury Notes:
0.125% 4/30/15 (f)	319,000	317,978
0.25% 3/31/15	114,520	114,444
0.25% 5/15/16 (f)	69,499	68,994
1% 5/31/18	201,141	200,795
1.125% 4/30/20 (f)	28,642	27,904
1.375% 5/31/20	153,370	151,692
2% 2/15/23 (k)	108,663	107,729
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,243,943)		1,239,742
U.S. Government Agency - Mortgage Securities - 2.0%

Fannie Mae - 1.4%
2.5% 11/1/27	869	889
2.559% 6/1/36 (l)	175	188
2.935% 7/1/37 (l)	450	478
3% 4/1/27 to 11/1/27	4,192	4,373
3% 6/1/43 (i)	3,900	3,927
3% 6/1/43 (i)	3,900	3,927
3% 6/1/43 (i)	5,500	5,539
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 6/1/43 (i)	$ 3,400	$ 3,424
3% 6/1/43 (i)	5,200	5,236
3.5% 12/1/25 to 6/1/43	116,219	120,048
4% 4/1/25 to 4/1/42	71,004	75,125
4% 6/1/43 (i)	8,900	9,390
4.5% 12/1/23 to 7/1/41	8,293	8,907
5% 11/1/28	15	16
5.5% 9/1/24 to 3/1/40	7,255	7,826
5.5% 6/1/43 (i)	23,500	25,454
5.5% 6/1/43 (i)	23,500	25,454
6% 6/1/35 to 8/1/37	9,077	10,077
6.5% 7/1/32 to 8/1/36	1,614	1,848
TOTAL FANNIE MAE		312,126
Freddie Mac - 0.3%
3.287% 10/1/35 (l)	244	263
3.5% 4/1/32 to 11/1/42	13,796	14,335
4% 6/1/24 to 12/1/40	4,675	4,972
4% 10/1/41	2,234	2,403
4% 6/1/43 (i)	3,800	4,000
4.5% 7/1/25 to 12/1/40	886	948
4.5% 6/1/43 (i)	22,100	23,448
5% 3/1/19	2,488	2,636
5.5% 1/1/34 to 3/1/40	1,820	1,964
6% 7/1/37 to 8/1/37	691	752
6.5% 3/1/36	1,105	1,267
TOTAL FREDDIE MAC		56,988
Ginnie Mae - 0.3%
3.5% 11/15/41 to 3/15/42	1,746	1,845
4% 1/15/25 to 11/15/41	23,227	24,949
4.5% 5/15/39 to 9/20/42	26,617	28,871
4.5% 6/1/43 (i)	200	216
5% 5/15/39 to 8/15/41	3,518	3,856
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/31 to 1/15/39	$ 1,041	$ 1,134
6% 2/15/34 to 9/20/38	10,753	12,100
TOTAL GINNIE MAE		72,971
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $442,250)		442,085
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (l)	749	666
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (l)	381	385
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (l)	36	35
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (l)	75	70
Series 2004-R2 Class M3, 1.0183% 4/25/34 (l)	107	90
Series 2005-R2 Class M1, 0.6433% 4/25/35 (l)	1,995	1,955
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (l)	53	49
Series 2004-W11 Class M2, 1.2433% 11/25/34 (l)	616	576
Series 2004-W7 Class M1, 1.0183% 5/25/34 (l)	1,600	1,531
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (l)	1,379	512
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0183% 4/25/34 (l)	2,395	2,253
Series 2006-HE2 Class M1, 0.5633% 3/25/36 (l)	38	0*
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (g)(l)	242	193
Class C, 1.2982% 7/20/39 (g)(l)	372	19
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (l)	1,978	1,248
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	1,820	1,820
Chase Issuance Trust:
Series 2013-A2 Class A2, 0.2992% 2/15/17 (l)	8,830	8,835
Series 2012-A6 Class A, 0.3292% 8/15/17 (l)	12,540	12,541
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (l)	21	21
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6483% 4/25/34 (l)	175	130
Series 2004-4 Class M2, 0.9883% 6/25/34 (l)	645	589
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (l)	$ 43	$ 41
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (l)	319	253
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (l)	20	17
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9283% 1/25/35 (l)	1,041	883
Class M4, 1.2133% 1/25/35 (l)	399	47
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (g)(l)	3,122	2,185
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (g)(l)	117	113
Series 2006-2A:
Class A, 0.3792% 11/15/34 (g)(l)	1,252	1,158
Class B, 0.4792% 11/15/34 (g)(l)	452	386
Class C, 0.5792% 11/15/34 (g)(l)	751	545
Class D, 0.9492% 11/15/34 (g)(l)	286	193
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (g)(l)	1,455	1,448
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (l)	349	327
Series 2003-3 Class M1, 1.4833% 8/25/33 (l)	678	639
Series 2003-5 Class A2, 0.8933% 12/25/33 (l)	36	32
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (l)	1,642	881
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4933% 7/25/36 (l)	3,185	48
Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (l)	1,641	1,580
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (l)	458	447
Series 2006-A Class 2C, 1.4331% 3/27/42 (l)	2,909	142
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (l)	662	9
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (l)	151	124
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (l)	506	422
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (l)	1,048	914
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (l)	2,695	2,494
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (l)	63	62
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (l)	439	411
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (l)	$ 457	$ 19
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (l)	1,566	1,368
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (d)(g)(l)	621	0
Series 2006-1A Class A, 1.5982% 3/20/11 (d)(g)(l)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (l)	585	507
Class M4, 1.6433% 9/25/34 (l)	750	262
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (l)	1,620	1,365
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (l)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (l)	1,251	1,159
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (l)	1,324	970
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (l)	63	46
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	350	353
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (l)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (g)(l)	2,193	66
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (g)(l)	1,964	1,797
TOTAL ASSET-BACKED SECURITIES (Cost $48,392)		57,266
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7533% 1/25/35 (l)	1,741	1,713
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (l)	1,048	1,075
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3382% 12/20/54 (g)(l)	5,747	5,637
Series 2006-3 Class M2, 0.7582% 12/20/54 (l)	5,460	4,999
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
Series 2006-4:
Class B1, 0.3782% 12/20/54 (l)	$ 4,556	$ 4,308
Class M1, 0.5382% 12/20/54 (l)	1,198	1,097
Series 2007-1:
Class 1B1, 0.3382% 12/20/54 (l)	5,806	5,490
Class 1M1, 0.4982% 12/20/54 (l)	1,611	1,475
Class 2M1, 0.6982% 12/20/54 (l)	2,067	1,892
Series 2007-2:
Class 1B1, 0.3582% 12/17/54 (l)	767	725
Class 2C1, 1.0582% 12/17/54 (l)	2,864	2,560
sequential payer Series 2006-3 Class B2, 0.5382% 12/20/54 (l)	5,461	5,163
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (l)	472	465
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (l)	1,676	1,362
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (l)	700	536
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (l)	1,305	1,150
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (l)	1,813	1,742
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (g)(l)	868	793
Class B6, 3.0492% 7/10/35 (g)(l)	184	167
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (g)(l)	84	83
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (l)	34	33
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (l)	192	195
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3933% 9/25/36 (l)	2,962	2,759
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8333% 9/25/43 (l)	3,776	3,667
TOTAL PRIVATE SPONSOR		49,086
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.2%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4933% 5/25/35 (l)	$ 1,191	$ 1,194
Series 2006-50 Class BF, 0.5933% 6/25/36 (l)	1,506	1,514
Series 2006-82 Class F, 0.7633% 9/25/36 (l)	2,383	2,390
Series 2007-36 Class F, 0.4233% 4/25/37 (l)	1,898	1,900
Series 2011-40 Class DF, 0.6433% 5/25/41 (l)	4,432	4,445
Series 2013-62 Class FA, 0.499% 6/25/43 (l)	6,530	6,536
Series 2013-9 Class FA, 0.5433% 3/25/42 (l)	18,048	18,059
floater sequential payer:
Series 2010-74 Class WF, 0.7933% 7/25/34 (l)	1,536	1,555
Series 2012-120 Class FE 0.4933% 2/25/39 (l)	2,836	2,840
Freddie Mac:
floater Series 3830 Class FD, 0.5592% 3/15/41 (l)	7,414	7,451
floater sequential payer Series 2011-3969 Class AF, 0.6492% 10/15/33 (l)	3,492	3,497
TOTAL U.S. GOVERNMENT AGENCY		51,381
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,876)		100,467
Commercial Mortgage Securities - 2.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (l)(n)	541	17
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,031	1,036
Series 2006-2 Class AAB, 5.9009% 5/10/45 (l)	815	849
Series 2006-3 Class A4, 5.889% 7/10/44	750	839
Series 2006-5 Class A2, 5.317% 9/10/47	3,581	3,624
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,712
Series 2007-4 Class A3, 6.0025% 2/10/51 (l)	821	856
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	4,082	4,296
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	95
Series 2007-3:
Class A3, 5.7963% 6/10/49 (l)	2,194	2,206
Class A4, 5.7963% 6/10/49 (l)	2,739	3,108
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,235
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (g)(l)	$ 57	$ 42
Series 2005-3A:
Class A2, 0.5933% 11/25/35 (g)(l)	474	389
Class M1, 0.6333% 11/25/35 (g)(l)	62	45
Class M2, 0.6833% 11/25/35 (g)(l)	79	56
Class M3, 0.7033% 11/25/35 (g)(l)	71	50
Class M4, 0.7933% 11/25/35 (g)(l)	88	55
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (g)(l)	1,242	1,054
Class B1, 1.5933% 1/25/36 (g)(l)	107	23
Class M1, 0.6433% 1/25/36 (g)(l)	401	223
Class M2, 0.6633% 1/25/36 (g)(l)	120	63
Class M3, 0.6933% 1/25/36 (g)(l)	175	90
Class M4, 0.8033% 1/25/36 (g)(l)	97	47
Class M5, 0.8433% 1/25/36 (g)(l)	97	34
Class M6, 0.8933% 1/25/36 (g)(l)	103	31
Series 2006-1:
Class A2, 0.5533% 4/25/36 (g)(l)	192	167
Class M1, 0.5733% 4/25/36 (g)(l)	69	48
Class M2, 0.5933% 4/25/36 (g)(l)	73	50
Class M3, 0.6133% 4/25/36 (g)(l)	63	40
Class M4, 0.7133% 4/25/36 (g)(l)	35	21
Class M5, 0.7533% 4/25/36 (g)(l)	34	19
Class M6, 0.8333% 4/25/36 (g)(l)	69	31
Series 2006-2A:
Class M1, 0.5033% 7/25/36 (g)(l)	183	111
Class M2, 0.5233% 7/25/36 (g)(l)	129	71
Class M3, 0.5433% 7/25/36 (g)(l)	107	49
Class M4, 0.6133% 7/25/36 (g)(l)	72	30
Class M5, 0.6633% 7/25/36 (g)(l)	89	31
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (g)(l)	148	22
Class M5, 0.6733% 10/25/36 (g)(l)	66	4
Series 2006-4A:
Class A2, 0.4633% 12/25/36 (g)(l)	3,674	2,286
Class M1, 0.4833% 12/25/36 (g)(l)	245	86
Class M2, 0.5033% 12/25/36 (g)(l)	163	45
Class M3, 0.5333% 12/25/36 (g)(l)	164	34
Class M6, 0.7133% 12/25/36 (g)(l)	57	1
Series 2007-1 Class A2, 0.4633% 3/25/37 (g)(l)	757	482
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (g)(l)	$ 734	$ 552
Class A2, 0.5133% 7/25/37 (g)(l)	688	356
Class M1, 0.5633% 7/25/37 (g)(l)	241	66
Class M2, 0.6033% 7/25/37 (g)(l)	132	23
Class M3, 0.6833% 7/25/37 (g)(l)	133	13
Class M4, 0.8433% 7/25/37 (g)(l)	264	12
Class M5, 0.9433% 7/25/37 (g)(l)	233	9
Class M6, 1.1933% 7/25/37 (g)(l)	14	0*
Series 2007-3:
Class A2, 0.4833% 7/25/37 (g)(l)	755	451
Class B1, 1.1433% 7/25/37 (g)(l)	102	8
Class M1, 0.5033% 7/25/37 (g)(l)	150	55
Class M2, 0.5333% 7/25/37 (g)(l)	160	47
Class M3, 0.5633% 7/25/37 (g)(l)	252	58
Class M4, 0.6933% 7/25/37 (g)(l)	396	80
Class M5, 0.7933% 7/25/37 (g)(l)	208	30
Class M6, 0.9933% 7/25/37 (g)(l)	158	19
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (g)(l)	282	26
Class M2, 1.2433% 9/25/37 (g)(l)	282	22
Class M4, 1.7933% 9/25/37 (g)(l)	716	35
Class M5, 1.9433% 9/25/37 (g)(l)	13	0*
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(n)	1,932	75
Series 2006-3A, Class IO, 3.8578% 10/25/36 (g)(l)(n)	24,498	568
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(l)(n)	5,041	420
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (g)(l)	653	620
Class E, 0.4992% 3/15/22 (g)(l)	3,391	3,153
Class F, 0.5492% 3/15/22 (g)(l)	2,081	1,893
Class G, 0.5992% 3/15/22 (g)(l)	534	475
Class H, 0.7492% 3/15/22 (g)(l)	653	568
Class J, 0.8992% 3/15/22 (g)(l)	653	552
sequential payer:
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,734	2,751
Series 2007-PW16:
Class A4, 5.9051% 6/11/40 (l)	769	882
Class AAB, 5.7166% 6/11/40 (l)	5,181	5,391
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-PW18:
Class A2, 5.613% 6/11/50	$ 116	$ 118
Class A4, 5.7% 6/11/50	5,820	6,734
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,056	3,063
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (g)(l)(n)	12,399	45
Series 2006-T22 Class A4, 5.7648% 4/12/38 (l)	164	181
Series 2006-T24 Class X2, 0.6225% 10/12/41 (g)(l)(n)	2,945	5
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (g)(l)(n)	85,021	647
Series 2007-T28 Class X2, 0.3236% 9/11/42 (g)(l)(n)	46,342	186
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (g)(l)	674	637
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,593
Class XCL, 1.5785% 5/15/35 (g)(l)(n)	4,116	65
Citigroup Commercial Mortgage Trust Series 2007-C6:
Class A2, 5.8848% 12/10/49 (l)	35	35
Class A4, 5.8848% 12/10/49 (l)	4,371	5,029
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	18,028
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,279	1,316
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (l)	1,314	1,387
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	399
Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,468	1,100
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (g)(l)	139	123
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (g)(l)	807	766
Class D, 0.5392% 11/15/17 (g)(l)	42	39
Class E, 0.5892% 11/15/17 (g)(l)	149	137
Class F, 0.6492% 11/15/17 (g)(l)	164	149
Class G, 0.6992% 11/15/17 (g)(l)	114	101
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (g)(l)	1,872	1,794
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 3,744	$ 3,810
Series 2007-C9 Class A4, 5.9933% 12/10/49 (l)	2,907	3,366
Series 2006-C8 Class XP, 0.6611% 12/10/46 (l)(n)	15,685	39
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,543	1,718
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	412	413
Series 2007-C3 Class A4, 5.8694% 6/15/39 (l)	568	640
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (l)(n)	9,772	37
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,189	1,356
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (g)(l)	4,688	4,177
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	529	535
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (l)(n)	278	0*
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (g)(l)(n)	429	0*
Series 2006-C1 Class A3, 5.5814% 2/15/39 (l)	3,374	3,400
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (g)(l)	497	490
Class C:
0.3692% 2/15/22 (g)(l)	2,047	2,013
0.4692% 2/15/22 (g)(l)	731	708
Class F, 0.5192% 2/15/22 (g)(l)	1,462	1,406
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (l)(n)	16,196	51
Class B, 5.487% 2/15/40 (g)(l)	2,009	283
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9982% 12/5/31 (g)(l)	1,420	1,421
Class A2FL, 0.8982% 12/5/31 (g)(l)	1,520	1,521
Class BFL, 1.2982% 12/5/31 (g)(l)	5,610	5,613
Class CFL, 1.6982% 12/5/31 (g)(l)	3,980	3,982
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,989
Series 2001-1 Class X1, 2.2683% 5/15/33 (g)(l)(n)	603	9
Series 2007-C1 Class XP, 0.3409% 12/10/49 (l)(n)	17,696	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (g)(l)	$ 494	$ 480
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	38,158
Series 2007-GG11 Class A1, 0.395% 12/10/49 (g)(l)(n)	20,242	87
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(l)	2,770	2,779
Class C, 2.0056% 3/6/20 (g)(l)	7,500	7,525
Class D, 2.2018% 3/6/20 (g)(l)	3,090	3,101
Class F, 2.6334% 3/6/20 (g)(l)	136	137
Class G, 2.7903% 3/6/20 (g)(l)	67	67
Class H, 3.3004% 3/6/20 (g)(l)	62	62
Class J, 4.0852% 3/6/20 (g)(l)	85	85
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,757	2,818
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	285	289
Series 2007-GG10 Class A2, 5.778% 8/10/45	283	287
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (g)(l)	648	630
Class C, 0.4092% 11/15/18 (g)(l)	460	445
Class D, 0.4292% 11/15/18 (g)(l)	204	194
Class E, 0.4792% 11/15/18 (g)(l)	294	278
Class F, 0.5292% 11/15/18 (g)(l)	441	416
Class G, 0.5592% 11/15/18 (g)(l)	382	359
Class H, 0.6992% 11/15/18 (g)(l)	294	273
sequential payer:
Series 2006-CB14 Class A3B, 5.6743% 12/12/44 (l)	1,328	1,343
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	935
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	332	347
Class A3, 5.336% 5/15/47	11,253	12,573
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (l)	4,608	5,266
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (l)	1,904	1,959
Class A4, 6.0024% 6/15/49 (l)	31,734	36,164
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,010	1,018
Class A3, 5.42% 1/15/49	18,477	20,827
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2005-LDP3 Class A3, 4.959% 8/15/42	$ 381	$ 381
Series 2006-CB17 Class A3, 5.45% 12/12/43	229	229
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (l)	112	44
Class C, 5.9096% 2/12/49 (l)	294	53
Class D, 5.9096% 2/12/49 (l)	309	32
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)	108	10
Class ES, 5.7044% 1/15/49 (g)(l)	679	6
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0807% 7/15/44 (l)	1,054	1,212
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	4	4
Series 2006-C6:
Class A2, 5.262% 9/15/39 (l)	18	18
Class A4, 5.372% 9/15/39	591	662
Series 2006-C7 Class A2, 5.3% 11/15/38	678	714
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,596
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,253
Series 2006-C6 Class XCP, 0.862% 9/15/39 (l)(n)	5,045	11
Series 2007-C1 Class XCP, 0.623% 2/15/40 (l)(n)	1,795	6
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,642	1,847
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,960	2,221
Class XCP, 0.4169% 9/15/45 (l)(n)	79,675	377
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (g)(l)	421	416
Class E, 0.4892% 9/15/21 (g)(l)	1,518	1,486
Class F, 0.5392% 9/15/21 (g)(l)	1,255	1,215
Class G, 0.5592% 9/15/21 (g)(l)	2,478	2,376
Class H, 0.5992% 9/15/21 (g)(l)	639	600
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6% 1/12/44 (g)(l)	1,143	927
Series 2006-C1 Class A2, 5.8275% 5/12/39 (l)	518	520
Series 2007-C1 Class A4, 6.0442% 6/12/50 (l)	4,974	5,675
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,225
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (l)	68	68
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	$ 778	$ 809
Series 2007-5:
Class A4, 5.378% 8/12/48	5,740	6,418
Class B, 5.479% 8/12/48	3,942	1,014
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	10,897	12,241
Series 2007-7 Class A4, 5.81% 6/12/50 (l)	4,599	5,232
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	3,529	3,619
Series 2006-4 Class XP, 0.8115% 12/12/49 (l)(n)	19,433	188
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,314	328
Series 2007-7 Class B, 5.9278% 6/12/50 (l)	114	7
Series 2007-8 Class A3, 6.1305% 8/12/49 (l)	1,133	1,305
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (g)(l)	393	162
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (g)(l)	754	735
Class D, 0.39% 10/15/20 (g)(l)	732	707
Class E, 0.45% 10/15/20 (g)(l)	916	859
Class F, 0.5% 10/15/20 (g)(l)	550	510
Class G, 0.54% 10/15/20 (g)(l)	680	624
Class H, 0.63% 10/15/20 (g)(l)	428	371
Class J, 0.78% 10/15/20 (g)(l)	247	93
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	874	876
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	636	652
Series 2006-IQ11 Class A4, 5.8515% 10/15/42 (l)	359	394
Series 2006-T23 Class A3, 5.9917% 8/12/41 (l)	671	668
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	10,948	12,412
Class AAB, 5.654% 4/15/49	2,918	3,111
Class B, 5.9128% 4/15/49 (l)	323	66
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	73
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (g)(l)	1,791	1,713
Class F, 0.5382% 9/15/21 (g)(l)	2,061	1,941
Class G, 0.5582% 9/15/21 (g)(l)	1,953	1,809
Class J, 0.7982% 9/15/21 (g)(l)	434	360
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (g)(l)	$ 4,581	$ 4,056
Class LXR1, 0.8992% 6/15/20 (g)(l)	162	141
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,485	3,553
Series 2007-C30 Class A5, 5.342% 12/15/43	17,206	19,360
Series 2007-C31 Class A4, 5.509% 4/15/47	38,680	43,220
Series 2007-C33:
Class A4, 6.1222% 2/15/51 (l)	23,525	26,588
Class A5, 6.1222% 2/15/51 (l)	870	1,006
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(l)	624	624
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,378
Series 2005-C22:
Class B, 5.5564% 12/15/44 (l)	2,914	2,364
Class F, 5.5564% 12/15/44 (g)(l)	2,191	606
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	7,210	7,972
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,942	2,829
Class D, 5.513% 12/15/43 (l)	2,102	1,302
Class XP, 0.6719% 12/15/43 (g)(l)(n)	10,637	40
Series 2007-C31 Class C, 5.8685% 4/15/47 (l)	361	255
Series 2007-C31A Class A2, 5.421% 4/15/47	6,156	6,184
Series 2007-C32:
Class D, 5.9236% 6/15/49 (l)	987	385
Class E, 5.9236% 6/15/49 (l)	1,556	537
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $426,461)		491,384
Municipal Securities - 0.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	2,300	2,377
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,736
7.3% 10/1/39	10,620	14,600
7.5% 4/1/34	8,780	12,188
7.55% 4/1/39	14,130	20,210
7.6% 11/1/40	16,260	23,598
7.625% 3/1/40	2,920	4,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	$ 5,595	$ 7,217
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,890	28,986
Series 2010, 4.421% 1/1/15	5,980	6,275
Series 2010-1, 6.63% 2/1/35	17,960	20,460
Series 2010-3:
6.725% 4/1/35	8,580	9,869
7.35% 7/1/35	4,025	4,888
Series 2011:
5.665% 3/1/18	5,045	5,708
5.877% 3/1/19	7,055	8,019
TOTAL MUNICIPAL SECURITIES (Cost $162,578)		170,321
Foreign Government and Government Agency Obligations - 0.2%

Italian Republic:
3.125% 1/26/15	10,287	10,552
4.5% 1/21/15	7,717	8,076
4.75% 1/25/16	7,716	8,204
5.375% 6/12/17	4,630	5,096
Russian Federation 3.25% 4/4/17 (g)	800	832
United Mexican States 4.75% 3/8/44	6,152	6,152
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,976)		38,912
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $974)	951	1,009
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(l)	1,204	1,363
TOTAL PREFERRED SECURITIES (Cost $1,359)		1,363
Fixed-Income Funds - 9.4%
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (m)	5,650,588	$ 664,622
Fidelity Mortgage Backed Securities Central Fund (m)	13,564,577	1,460,227
TOTAL FIXED-INCOME FUNDS (Cost $1,972,697)		2,124,849
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.12% (b)	714,255,678	714,256
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	38,422,865	38,423
TOTAL MONEY MARKET FUNDS (Cost $752,679)		752,679
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #(q) (Cost $99,100)	$ 99,101	99,100
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $18,970,513)		22,737,112
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(187,498)
NET ASSETS - 100%		$ 22,549,614
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 6/1/28	$ (800)	(817)
3% 6/1/28	(4,100)	(4,268)
3% 6/1/43	(21,900)	(22,054)
3.5% 6/1/28	(300)	(316)
3.5% 6/1/43	(19,400)	(20,099)
3.5% 6/1/43	(5,100)	(5,284)
4% 6/1/28	(25,300)	(26,873)
4% 6/1/43	(58,700)	(61,933)
4% 6/1/43	(3,500)	(3,693)
4.5% 6/1/43	(7,000)	(7,480)
4.5% 6/1/43	(500)	(534)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 6/1/43	$ (30,500)	$ (33,037)
5.5% 6/1/43	(23,500)	(25,454)
6% 6/1/43	(9,000)	(9,794)
TOTAL FANNIE MAE		(221,636)
Freddie Mac
3.5% 6/1/43	(12,700)	(13,126)
4% 6/1/43	(8,300)	(8,736)
4.5% 6/1/43	(22,100)	(23,448)
TOTAL FREDDIE MAC		(45,310)
Ginnie Mae
3.5% 6/1/43	(1,100)	(1,157)
4% 6/1/43	(7,500)	(7,964)
4% 6/1/43	(600)	(641)
4.5% 6/1/43	(8,100)	(8,662)
4.5% 6/1/43	(18,600)	(20,047)
5% 6/1/43	(3,500)	(3,775)
TOTAL GINNIE MAE		(42,246)
TOTAL TBA SALE COMMITMENTS (Proceeds $312,775)		$ (309,192)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,433 CME E-mini S&P 500 Index Contracts	June 2013	$ 198,168	$ 9,423

The face value of futures purchased as a percentage of net assets is 0.9%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,970	$ (2,816)	$ 25	$ (2,791)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,418	(2,293)	21	(2,272)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	320	(304)	3	(301)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,418	(2,293)	21	(2,272)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,330	(2,209)	20	(2,189)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,045	(1,939)	18	(1,921)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	507	(465)	0	(465)
TOTAL CREDIT DEFAULT SWAPS						$ (12,319)	$ 108	$ (12,211)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $336,044,000 or 1.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,010,000.

(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At the period end, the value of securities pledged amounted to $16,750,000.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,569,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 6,429
Legend Pictures LLC	9/23/10	$ 6,428
(q) Includes investment made with cash collateral from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$99,100,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 99,100
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 758
Fidelity Corporate Bond 1-10 Year Central Fund	4,752
Fidelity High Income Central Fund 2	29,839
Fidelity Mortgage Backed Securities Central Fund	22,976
Fidelity Securities Lending Cash Central Fund	1,437
Total	$ 59,762
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 401,162	$ -	$ 402,521*	$ -	0.0%
Fidelity High Income Central Fund 2	614,582	29,839	-	664,622	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,971,158	314,949	798,683	1,460,227	10.3%
Total	$ 2,986,902	$ 344,788	$ 1,201,204	$ 2,124,849
* Includes the value of shares redeemed through in-kind transactions.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Total	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,767,866	$ 1,747,297	$ -	$ 20,569
Consumer Staples	1,652,019	1,603,668	48,351	-
Energy	1,658,437	1,658,437	-	-
Financials	2,614,109	2,542,072	72,037	-
Health Care	1,843,647	1,813,776	29,871	-
Industrials	1,563,461	1,563,461	-	-
Information Technology	2,758,495	2,758,495	-	-
Materials	513,542	513,542	-	-
Telecommunication Services	348,571	348,571	-	-
Utilities	515,385	515,385	-	-
Corporate Bonds	1,982,403	-	1,982,403	-
U.S. Government and Government Agency Obligations	1,239,742	-	1,239,742	-
U.S. Government Agency - Mortgage Securities	442,085	-	442,085	-
Asset-Backed Securities	57,266	-	51,952	5,314
Collateralized Mortgage Obligations	100,467	-	99,507	960
Commercial Mortgage Securities	491,384	-	491,008	376
Municipal Securities	170,321	-	170,321	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 38,912	$ -	$ 38,912	$ -
Bank Notes	1,009	-	1,009	-
Preferred Securities	1,363	-	1,363	-
Fixed-Income Funds	2,124,849	2,124,849	-	-
Money Market Funds	752,679	752,679	-	-
Cash Equivalents	99,100	-	99,100	-
Total Investments in Securities:	$ 22,737,112	$ 17,942,232	$ 4,767,661	$ 27,219
Derivative Instruments:
Assets
Futures Contracts	$ 9,423	$ 9,423	$ -	$ -
Liabilities
Swaps	$ (12,319)	$ -	$ (12,319)	$ -
Total Derivative Instruments:	$ (2,896)	$ 9,423	$ (12,319)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (309,192)	$ -	$ (309,192)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $19,065,263,000. Net unrealized appreciation aggregated $3,671,849,000, of which $3,803,719,000 related to appreciated investment securities and $131,870,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

May 31, 2013

1.800346.109

PUR-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.0%
Delphi Automotive PLC	68,093	$ 3,324
Automobiles - 0.9%
Ford Motor Co.	6,432,200	100,857
General Motors Co. (a)	2,170	74
Motors Liquidation Co. GUC Trust (a)	28,150	887
Tesla Motors, Inc. (a)	655,300	64,062
Toyota Motor Corp.	558,700	32,605
		198,485
Diversified Consumer Services - 0.2%
H&R Block, Inc.	1,146,400	33,555
Hotels, Restaurants & Leisure - 1.4%
Dunkin' Brands Group, Inc.	1,148,000	45,461
PB Investor I LLC (j)	9,088	13
Penn National Gaming, Inc. (a)	294,600	16,215
Starbucks Corp.	1,337,000	84,325
Station Holdco LLC (a)(o)(p)	1,194,419	1,744
Station Holdco LLC:
unit (j)(o)(p)	2,660	0*
warrants 6/15/18 (a)(o)(p)	75,658	5
Vail Resorts, Inc.	917,027	58,736
Wyndham Worldwide Corp.	623,400	36,232
Yum! Brands, Inc.	612,500	41,497
		284,228
Household Durables - 1.2%
D.R. Horton, Inc.	652,800	15,902
KB Home	1,061,700	23,527
Lennar Corp. Class A	418,400	16,451
M/I Homes, Inc. (a)	234,470	5,827
Newell Rubbermaid, Inc.	389,900	10,543
PulteGroup, Inc. (a)	625,500	13,505
Sony Corp. sponsored ADR (f)	1,852,800	37,334
Toll Brothers, Inc. (a)	1,962,100	67,045
Whirlpool Corp.	535,800	68,454
		258,588
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	400,900	107,854
Netflix, Inc. (a)	42,700	9,661
priceline.com, Inc. (a)	72,700	58,446
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Rakuten, Inc.	1,635,600	$ 18,223
Spotify Technology SA (p)	15,765	15,339
		209,523
Media - 3.7%
CBS Corp. Class B	1,676,600	82,992
Comcast Corp. Class A (special) (non-vtg.)	6,984,900	271,014
Discovery Communications, Inc. (a)	684,000	53,940
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	1,945	3
Legend Pictures LLC (a)(o)(p)	49,141	82,729
Lions Gate Entertainment Corp. (a)(f)	1,631,500	46,987
Manchester United PLC	1,185,700	19,884
News Corp. Class A	3,231,000	103,747
Pandora Media, Inc. (a)(f)	958,094	16,307
Publicis Groupe SA (f)	514,200	36,939
The Walt Disney Co.	284,190	17,927
Tribune Co. Class A (a)	13,773	782
Vertis Holdings, Inc. (a)	1,934	0
Viacom, Inc. Class B (non-vtg.)	712,500	46,947
		780,198
Multiline Retail - 0.1%
PPR SA	118,100	25,819
Specialty Retail - 1.5%
Home Depot, Inc.	2,362,400	185,826
Lowe's Companies, Inc.	1,222,300	51,471
TJX Companies, Inc.	1,513,300	76,588
		313,885
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA (f)	1,155,400	26,085
C. Wonder LLC (o)(p)	555,555	17,500
lululemon athletica, Inc. (a)	400,000	31,124
Michael Kors Holdings Ltd. (a)	896,861	56,341
NIKE, Inc. Class B	712,600	43,939
PVH Corp.	41,700	4,803
Ralph Lauren Corp.	327,700	57,377
Tory Burch LLC (o)(p)	324,840	17,505
Tumi Holdings, Inc. (a)	67,400	1,634
		256,308
TOTAL CONSUMER DISCRETIONARY		2,363,913
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.0%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	190,400	$ 17,502
Beam, Inc.	1,228,200	79,636
Coca-Cola Enterprises, Inc.	874,800	32,508
Monster Beverage Corp. (a)	874,400	47,733
The Coca-Cola Co.	4,746,200	189,801
		367,180
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,700	186
CVS Caremark Corp.	3,394,800	195,473
Drogasil SA	888	9
Kroger Co.	611,200	20,579
Wal-Mart Stores, Inc.	46,300	3,465
Walgreen Co.	665,700	31,794
Whole Foods Market, Inc.	323,200	16,761
		268,267
Food Products - 0.5%
Bunge Ltd.	833,000	57,977
Mead Johnson Nutrition Co. Class A	385,800	31,277
The Hershey Co.	239,100	21,306
		110,560
Household Products - 1.2%
Procter & Gamble Co.	3,283,400	252,034
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	781,400	52,963
L'Oreal SA	206,600	35,003
Prestige Brands Holdings, Inc. (a)	1,746,551	51,331
		139,297
Tobacco - 1.6%
Japan Tobacco, Inc.	3,745,100	127,457
Lorillard, Inc.	56,300	2,389
Philip Morris International, Inc.	2,285,040	207,733
		337,579
TOTAL CONSUMER STAPLES		1,474,917
ENERGY - 5.2%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	1,014,400	61,747
Ensco PLC Class A	1,563,816	94,095
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,995,600	$ 83,516
Noble Corp.	614,900	23,827
Ocean Rig UDW, Inc. (United States) (a)	2,048,049	35,657
Schlumberger Ltd.	521,600	38,092
		336,934
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	1,231,200	107,693
Bonanza Creek Energy, Inc. (a)	524,000	19,467
Cabot Oil & Gas Corp.	478,900	33,695
Chevron Corp.	959,700	117,803
Cobalt International Energy, Inc. (a)	368,000	9,546
Concho Resources, Inc. (a)	121,800	10,190
Continental Resources, Inc. (a)	181,900	14,758
Energen Corp.	175,200	9,494
EOG Resources, Inc.	311,700	40,240
EQT Corp.	552,900	44,166
EV Energy Partners LP	240,423	9,150
Exxon Mobil Corp.	31,217	2,824
Hess Corp.	893,600	60,238
Noble Energy, Inc.	72,600	4,185
Occidental Petroleum Corp.	1,275,258	117,413
Phillips 66	235,200	15,657
Pioneer Natural Resources Co.	184,100	25,531
Suncor Energy, Inc.	1,279,000	38,799
The Williams Companies, Inc.	2,245,500	78,997
		759,846
TOTAL ENERGY		1,096,780
FINANCIALS - 12.8%
Capital Markets - 1.8%
Apollo Global Management LLC Class A	1,512,300	36,371
BlackRock, Inc. Class A	160,500	44,812
Deutsche Bank AG	484,700	22,520
Evercore Partners, Inc. Class A	772,000	30,664
Goldman Sachs Group, Inc.	200,600	32,513
Invesco Ltd.	673,200	22,714
State Street Corp.	1,060,100	70,157
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
The Blackstone Group LP	1,761,800	$ 38,566
UBS AG	5,070,144	88,961
		387,278
Commercial Banks - 2.7%
First Horizon National Corp.	3,479,100	39,940
First Republic Bank	50,000	1,858
M&T Bank Corp.	545,300	57,202
National Bank Holdings Corp.	238,501	4,326
PNC Financial Services Group, Inc.	1,450,100	103,885
Standard Chartered PLC (United Kingdom)	557,819	13,027
TCF Financial Corp.	1,258,400	18,121
Texas Capital Bancshares, Inc. (a)	868,022	38,332
U.S. Bancorp	1,143,100	40,077
Wells Fargo & Co.	6,041,940	245,001
		561,769
Consumer Finance - 1.1%
American Express Co.	1,411,100	106,834
Capital One Financial Corp.	771,800	47,026
Discover Financial Services	704,900	33,419
SLM Corp.	2,315,700	54,975
		242,254
Diversified Financial Services - 4.3%
Bank of America Corp.	18,587,000	253,898
Citigroup, Inc.	6,644,240	345,434
JPMorgan Chase & Co.	5,582,223	304,734
		904,066
Insurance - 2.4%
ACE Ltd.	955,800	85,716
Allstate Corp.	991,600	47,835
American International Group, Inc. (a)	1,916,900	85,225
Berkshire Hathaway, Inc. Class B (a)	1,043,700	119,055
Fidelity National Financial, Inc. Class A	959,600	25,247
MetLife, Inc.	1,346,700	59,538
The Travelers Companies, Inc.	931,800	78,010
		500,626
Real Estate Investment Trusts - 0.4%
American Tower Corp.	1,066,600	83,024
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	103,500	5,345
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	377,300	$ 16,141
TOTAL FINANCIALS		2,700,503
HEALTH CARE - 10.3%
Biotechnology - 4.0%
ACADIA Pharmaceuticals, Inc. (a)(f)	3,169,404	44,593
Achillion Pharmaceuticals, Inc. (a)	1,272,600	10,613
Acorda Therapeutics, Inc. (a)	763,300	25,532
Alexion Pharmaceuticals, Inc. (a)	281,400	27,448
AMAG Pharmaceuticals, Inc. (a)	1,013,961	18,758
Amgen, Inc.	1,836,000	184,573
Biogen Idec, Inc. (a)	541,000	128,482
BioMarin Pharmaceutical, Inc. (a)	417,000	26,146
Celgene Corp. (a)	185,700	22,962
CSL Ltd.	1,035,843	58,940
Elan Corp. PLC sponsored ADR (a)	330,682	4,186
Gilead Sciences, Inc. (a)	2,922,900	159,240
Grifols SA ADR	1,988,480	54,206
KaloBios Pharmaceuticals, Inc.	16,681	94
Medivation, Inc. (a)	600,000	29,136
Merrimack Pharmaceuticals, Inc. (a)	740,294	4,101
Neurocrine Biosciences, Inc. (a)	1,017,600	13,158
Prothena Corp. PLC (a)	34,125	339
Theravance, Inc. (a)	667,700	23,396
Vertex Pharmaceuticals, Inc. (a)	156,200	12,544
		848,447
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	7,638,400	70,579
The Cooper Companies, Inc.	463,959	52,432
		123,011
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	847,500	24,027
CIGNA Corp.	1,146,600	77,854
Express Scripts Holding Co. (a)	685,100	42,558
Humana, Inc.	62,600	5,057
McKesson Corp.	295,600	33,657
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Qualicorp SA (a)	5,724,000	$ 50,644
UnitedHealth Group, Inc.	811,300	50,812
		284,609
Health Care Technology - 0.4%
CareView Communications, Inc. (a)(f)(g)	10,425,300	7,819
Cerner Corp. (a)	779,900	76,649
		84,468
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)(f)	794,400	55,862
Pharmaceuticals - 3.6%
AbbVie, Inc.	1,272,800	54,336
Actavis, Inc. (a)	946,000	116,632
Bristol-Myers Squibb Co.	1,215,100	55,907
Eli Lilly & Co.	946,400	50,311
Endo Health Solutions, Inc. (a)	465,100	16,883
Jazz Pharmaceuticals PLC (a)	100	7
Johnson & Johnson	5,600	471
Merck & Co., Inc.	3,350,600	156,473
Optimer Pharmaceuticals, Inc. (a)	1,235,000	18,377
Pfizer, Inc.	4,594,500	125,108
Sanofi SA	171,080	18,242
TherapeuticsMD, Inc. (a)(g)	8,625,414	24,065
Valeant Pharmaceuticals International, Inc. (Canada) (a)	617,211	56,789
ViroPharma, Inc. (a)	774,078	21,287
Warner Chilcott PLC	2,866,600	55,039
		769,927
TOTAL HEALTH CARE		2,166,324
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.4%
General Dynamics Corp.	298,100	22,984
Honeywell International, Inc.	1,417,200	111,194
The Boeing Co.	408,500	40,450
United Technologies Corp.	1,208,200	114,658
		289,286
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	142,000	12,198
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.2%
Copa Holdings SA Class A	323,100	$ 42,429
Building Products - 0.3%
American Woodmark Corp. (a)	404,754	14,701
Fortune Brands Home & Security, Inc.	294,600	12,456
Masco Corp.	1,360,100	28,589
Masonite Worldwide Holdings (a)	5,358	290
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	123
warrants 5/20/16 (a)	19,485	128
Ply Gem Holdings, Inc.	450,800	10,413
		66,700
Commercial Services & Supplies - 0.1%
Moleskine SpA	4,482,000	10,958
Electrical Equipment - 0.2%
Generac Holdings, Inc.	870,900	35,271
Industrial Conglomerates - 1.3%
3M Co.	422,200	46,556
Carlisle Companies, Inc.	149,800	9,798
Danaher Corp.	387,800	23,974
General Electric Co.	8,509,200	198,435
Koninklijke Philips Electronics NV	25,100	711
		279,474
Machinery - 0.8%
Cummins, Inc.	369,200	44,167
Global Brass & Copper Holdings, Inc.	620,100	8,185
Ingersoll-Rand PLC	825,000	47,462
Manitowoc Co., Inc.	1,829,600	38,440
Mueller Water Products, Inc. Class A	1,661,100	12,641
Stanley Black & Decker, Inc.	205,400	16,272
Westport Innovations, Inc. (a)(f)	14,059	426
		167,593
Marine - 0.0%
DryShips, Inc. (a)	1,875,041	3,469
Professional Services - 0.0%
Verisk Analytics, Inc. (a)	169,000	9,941
Road & Rail - 0.5%
Con-way, Inc.	330,600	12,569
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	142,700	$ 10,511
Union Pacific Corp.	579,556	89,611
		112,691
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	184,200	13,679
TOTAL INDUSTRIALS		1,043,689
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.6%
Cisco Systems, Inc.	6,989,600	168,310
Juniper Networks, Inc. (a)	695,700	12,335
Motorola Solutions, Inc.	441,600	25,595
QUALCOMM, Inc.	1,944,100	123,411
		329,651
Computers & Peripherals - 2.7%
Apple, Inc.	966,400	434,568
EMC Corp.	866,600	21,457
NCR Corp. (a)	1,606,200	53,647
SanDisk Corp. (a)	870,900	51,401
Toshiba Corp.	3,056,000	14,378
		575,451
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	878,000	68,396
Arrow Electronics, Inc. (a)	428,800	17,049
E Ink Holdings, Inc. GDR (a)(h)	140,100	1,004
		86,449
Internet Software & Services - 2.6%
Demand Media, Inc. (a)(f)	2,972,708	25,476
eBay, Inc. (a)	1,508,600	81,615
Facebook, Inc. Class A	2,032,760	49,498
Google, Inc. Class A (a)	402,800	350,601
Mail.Ru Group Ltd.:
GDR (h)	580,000	16,194
GDR (Reg. S)	289,900	8,094
Yahoo!, Inc. (a)	860,900	22,642
		554,120
IT Services - 1.4%
Accenture PLC Class A	1,404,100	115,291
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Blackhawk Network Holdings, Inc.	44,800	$ 1,067
Cognizant Technology Solutions Corp. Class A (a)	495,200	32,015
Visa, Inc. Class A	784,800	139,804
WNS Holdings Ltd. sponsored ADR (a)	200,000	3,220
		291,397
Semiconductors & Semiconductor Equipment - 0.8%
Altera Corp.	931,400	30,913
Avago Technologies Ltd.	84,600	3,190
Broadcom Corp. Class A	1,149,900	41,293
Freescale Semiconductor Holdings I Ltd. (a)	385,600	6,139
Intel Corp.	30,000	728
Micron Technology, Inc. (a)	1,466,300	17,126
NXP Semiconductors NV (a)	342,800	10,575
Skyworks Solutions, Inc. (a)	161,700	3,858
Spansion, Inc. Class A (a)	4,368	60
Texas Instruments, Inc.	1,502,000	53,907
		167,789
Software - 2.6%
Activision Blizzard, Inc.	640,600	9,244
Adobe Systems, Inc. (a)	1,465,400	62,880
Citrix Systems, Inc. (a)	333,200	21,441
Fortinet, Inc. (a)	418,506	8,060
Microsoft Corp.	4,498,100	156,894
Oracle Corp.	5,817,900	196,412
QLIK Technologies, Inc. (a)	472,300	14,528
salesforce.com, Inc. (a)	1,408,800	59,635
Splunk, Inc. (a)	36,800	1,721
Workday, Inc. Class A	338,500	21,742
		552,557
TOTAL INFORMATION TECHNOLOGY		2,557,414
MATERIALS - 1.7%
Chemicals - 1.2%
Ashland, Inc.	161,600	14,369
Axiall Corp.	249,000	10,744
Eastman Chemical Co.	600	43
LyondellBasell Industries NV Class A	714,029	47,590
Monsanto Co.	1,398,300	140,725
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
RPM International, Inc.	416,700	$ 13,805
W.R. Grace & Co. (a)	467,700	39,525
		266,801
Construction Materials - 0.2%
Eagle Materials, Inc.	228,000	16,815
Martin Marietta Materials, Inc.	36,300	3,958
Vulcan Materials Co.	361,400	19,364
		40,137
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	391,100	38,633
Metals & Mining - 0.1%
Ivanplats Ltd. (h)	2,928,027	7,625
Walter Energy, Inc. (f)	725,500	12,377
		20,002
TOTAL MATERIALS		365,573
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Broadview Networks Holdings, Inc.	123,987	1,240
Iliad SA (f)	17,849	3,744
TW telecom, Inc. (a)	525,400	14,990
Verizon Communications, Inc.	2,825,900	137,000
		156,974
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	479,200	36,069
TOTAL TELECOMMUNICATION SERVICES		193,043
UTILITIES - 0.9%
Electric Utilities - 0.6%
Bicent Power LLC:
warrants 8/21/22 (a)	531	0
warrants 8/21/22 (a)	327	0
Edison International	1,312,900	60,315
NextEra Energy, Inc.	879,200	66,485
		126,800
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
Sempra Energy	824,500	$ 67,032
TOTAL UTILITIES		193,832
TOTAL COMMON STOCKS (Cost $10,781,543)		14,155,988
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Co. 4.75%	135,200	6,599
Household Durables - 0.0%
Roku, Inc. 8.00% (p)	5,520,836	5,000
Media - 0.2%
Vice Holdings, Inc. Series A (p)	6,701	43,738
TOTAL CONSUMER DISCRETIONARY		55,337
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	36,200	1,694
Chesapeake Energy Corp. 5.00%	15,480	1,379
		3,073
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (p)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	2,254
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	76,300	$ 3,826
PPL Corp. 8.75%	108,000	5,816
		9,642
TOTAL CONVERTIBLE PREFERRED STOCKS		71,300
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	237,100	52,065
FINANCIALS - 0.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series J, 5.50%	100,446	2,580
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	10,951	10,705
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,059
TOTAL FINANCIALS		23,344
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	90,117	9,345
TOTAL NONCONVERTIBLE PREFERRED STOCKS		84,754
TOTAL PREFERRED STOCKS (Cost $121,515)		156,054
Corporate Bonds - 13.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 380	329
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
3.5% 1/15/31 (h)	$ 2,807	$ 2,429
Mood Media Corp. 10% 10/31/15 (h)	32	27
		2,785
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	2,810	2,866
Massey Energy Co. 3.25% 8/1/15	1,880	1,861
		4,727
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (p)	11,304	11,304
8% 12/6/14 (p)	3,216	3,216
		14,520
TOTAL CONVERTIBLE BONDS		22,032
Nonconvertible Bonds - 13.0%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Affinia Group, Inc. 7.75% 5/1/21 (h)	250	260
Continental Rubber of America Corp. 4.5% 9/15/19 (h)	755	772
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	1,110	1,139
Delphi Corp.:
5% 2/15/23	5,485	5,821
6.125% 5/15/21	1,690	1,865
Tenneco, Inc. 6.875% 12/15/20	2,415	2,632
		12,489
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (h)	1,854	1,869
Ford Motor Co.:
4.75% 1/15/43	15,618	14,568
6.375% 2/1/29	2,190	2,465
7.45% 7/16/31	8,972	11,304
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.:
6.75% 5/1/28 (d)	$ 390	$ 0
7.125% 7/15/13 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
8.25% 7/15/23 (d)	5,475	0
8.375% 7/15/33 (d)	16,800	0
Volkswagen International Finance NV 2.375% 3/22/17 (h)	1,515	1,559
		31,765
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)	365	369
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,824
LKQ Corp. 4.75% 5/15/23 (h)	265	264
		2,457
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (h)	4,040	4,525
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,780	2,783
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (h)	325	352
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,765	3,586
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (h)	1,765	1,692
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	426
Choice Hotels International, Inc. 5.75% 7/1/22	390	431
Chukchansi Economic Development Authority 9.75% 5/30/20 (h)	2,861	1,445
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,209
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	900	963
MCE Finance Ltd. 5% 2/15/21 (h)	1,290	1,295
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,088
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.625% 12/15/21	$ 1,115	$ 1,210
7.5% 6/1/16	2,855	3,198
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	954	1,030
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	491
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	642
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	2,276
Studio City Finance Ltd. 8.5% 12/1/20 (h)	5,600	6,160
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	886	272
		32,549
Household Durables - 0.1%
Beazer Homes USA, Inc. 7.25% 2/1/23 (h)	775	823
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	620	660
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,548
7.875% 8/15/19	8,325	9,116
8.25% 2/15/21	1,485	1,515
9% 4/15/19	835	877
William Lyon Homes, Inc. 8.5% 11/15/20 (h)	730	816
		20,355
Leisure Equipment & Products - 0.0%
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (h)(l)	550	551
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	340	385
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	947
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,556
5.25% 3/15/21 (h)	1,375	1,396
5.75% 9/1/23 (h)	945	953
5.75% 1/15/24	4,235	4,277
8.125% 4/30/20	3,485	3,894
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	$ 325	$ 340
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)	3,345	3,270
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	1,019
Cinemark USA, Inc.:
4.875% 6/1/23 (h)	1,275	1,270
5.125% 12/15/22	355	360
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,343
5.5% 12/15/16	1,330	1,084
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)	755	793
6.5% 11/15/22 (h)	2,040	2,152
7.625% 3/15/20	585	619
7.625% 3/15/20	4,105	4,362
Comcast Corp.:
4.95% 6/15/16	790	881
5.7% 5/15/18	785	935
6.4% 5/15/38	6,000	7,585
6.4% 3/1/40	4,017	5,117
6.95% 8/15/37	7,000	9,302
COX Communications, Inc.:
3.25% 12/15/22 (h)	2,162	2,129
4.625% 6/1/13	2,632	2,632
Discovery Communications LLC:
3.7% 6/1/15	4,012	4,232
5.05% 6/1/20	168	192
6.35% 6/1/40	3,224	3,850
DISH DBS Corp.:
5% 5/15/17 (h)	4,985	4,997
5.875% 7/15/22	2,655	2,658
6.75% 6/1/21	3,515	3,717
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,158
Lamar Media Corp.:
5.875% 2/1/22	525	567
7.875% 4/15/18	1,400	1,519
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	$ 1,195	$ 1,237
National CineMedia LLC:
6% 4/15/22	2,600	2,789
7.875% 7/15/21	1,380	1,546
NBCUniversal Media LLC:
3.65% 4/30/15	1,216	1,285
5.15% 4/30/20	4,917	5,813
6.4% 4/30/40	4,249	5,370
News America Holdings, Inc. 7.75% 12/1/45	7,312	9,963
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (h)	1,770	1,774
7.75% 10/15/18	3,165	3,474
11.625% 2/1/14	1,171	1,246
Radio One, Inc. 12.5% 5/24/16 pay-in-kind (l)	4,567	4,647
Regal Entertainment Group:
5.75% 6/15/23 (j)	2,270	2,281
5.75% 2/1/25	340	341
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	511
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,757
Time Warner Cable, Inc.:
5.5% 9/1/41	15,225	15,494
6.2% 7/1/13	3,131	3,143
6.75% 7/1/18	1,581	1,917
Time Warner, Inc.:
3.15% 7/15/15	451	472
5.375% 10/15/41	1,539	1,639
5.875% 11/15/16	3,738	4,311
6.2% 3/15/40	2,618	3,029
6.5% 11/15/36	2,633	3,127
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)	1,340	1,363
7.5% 3/15/19 (h)	480	521
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,347
Viacom, Inc.:
1.25% 2/27/15	377	379
3.5% 4/1/17	219	233
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Videotron Ltd. 9.125% 4/15/18	$ 5,565	$ 5,850
WMG Acquisition Corp. 6% 1/15/21 (h)	470	491
		171,841
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (h)	730	748
Specialty Retail - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (h)	1,730	1,808
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	633
Claire's Stores, Inc.:
7.75% 6/1/20 (h)	485	492
9% 3/15/19 (h)	3,800	4,285
CST Brands, Inc. 5% 5/1/23 (h)	320	322
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(l)	975	1,038
Lowe's Companies, Inc. 3.8% 11/15/21	201	216
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,565
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	590	606
Sonic Automotive, Inc.:
5% 5/15/23 (h)	195	194
7% 7/15/22	885	979
		14,138
Textiles, Apparel & Luxury Goods - 0.0%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(l)	725	737
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)(j)	355	353
		1,090
TOTAL CONSUMER DISCRETIONARY		292,508
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	2,054	2,190
Beam, Inc. 1.875% 5/15/17	1,176	1,186
Constellation Brands, Inc.:
3.75% 5/1/21	355	344
4.25% 5/1/23	535	525
FBG Finance Ltd. 5.125% 6/15/15 (h)	3,957	4,273
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.:
5.375% 1/15/16	$ 1,919	$ 2,110
6.375% 6/15/14	1,002	1,059
Heineken NV:
1.4% 10/1/17 (h)	2,951	2,916
2.75% 4/1/23 (h)	3,085	2,974
SABMiller Holdings, Inc.:
1.85% 1/15/15 (h)	1,947	1,979
2.45% 1/15/17 (h)	1,947	2,011
		21,567
Food & Staples Retailing - 0.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	1,030	1,133
ESAL GmbH 6.25% 2/5/23 (h)	925	918
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)	7,625	7,558
Rite Aid Corp.:
6.875% 12/15/28 (h)	900	880
7.5% 3/1/17	12,125	12,443
7.7% 2/15/27	1,685	1,773
9.25% 3/15/20	1,330	1,503
Tops Markets LLC 8.875% 12/15/17 (h)	675	737
Walgreen Co.:
1% 3/13/15	1,555	1,562
1.8% 9/15/17	2,454	2,469
		30,976
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	495
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,076
3.2% 1/25/23	2,400	2,368
4.65% 1/25/43	2,673	2,623
Kraft Foods, Inc.:
6.5% 8/11/17	2,584	3,066
6.5% 2/9/40	2,975	3,770
6.75% 2/19/14	318	331
Post Holdings, Inc. 7.375% 2/15/22	1,545	1,721
		16,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	$ 350	$ 373
6.625% 11/15/22 (h)	415	449
		822
Personal Products - 0.0%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (h)	1,435	1,489
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)	300	292
Prestige Brands, Inc. 8.125% 2/1/20	220	248
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)	1,105	1,124
		3,153
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,834
4.25% 8/9/42	4,020	3,556
9.7% 11/10/18	5,570	7,612
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,918
4.75% 11/1/42	4,633	4,356
6.75% 6/15/17	3,979	4,712
7.25% 6/15/37	6,101	7,603
		34,591
TOTAL CONSUMER STAPLES		107,559
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	231	233
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,634	5,954
5.35% 3/15/20 (h)	5,174	5,636
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)	880	902
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,871
5% 10/1/21	2,280	2,537
6.5% 4/1/20	2,264	2,720
FMC Technologies, Inc.:
2% 10/1/17	735	736
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.: - continued
3.45% 10/1/22	$ 1,333	$ 1,325
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	385
Noble Holding International Ltd.:
3.05% 3/1/16	756	783
3.45% 8/1/15	1,075	1,120
Offshore Group Investment Ltd.:
7.125% 4/1/23 (h)	1,500	1,553
7.5% 11/1/19	7,020	7,547
Oil States International, Inc. 6.5% 6/1/19	1,420	1,530
Pacific Drilling SA 5.375% 6/1/20 (h)	1,270	1,257
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)	2,800	2,989
Precision Drilling Corp.:
6.5% 12/15/21	315	338
6.625% 11/15/20	1,580	1,679
Pride International, Inc. 6.875% 8/15/20	1,355	1,677
Transocean, Inc. 5.05% 12/15/16	3,719	4,121
Unit Corp. 6.625% 5/15/21	4,515	4,729
Weatherford International Ltd. 4.95% 10/15/13	2,346	2,380
		58,002
Oil, Gas & Consumable Fuels - 1.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,665
Alpha Natural Resources, Inc.:
6% 6/1/19	1,735	1,570
6.25% 6/1/21	1,675	1,495
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,489	1,698
6.375% 9/15/17	20,246	23,889
6.45% 9/15/36	4,261	5,201
Apache Corp. 3.25% 4/15/22	193	196
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (h)	1,155	1,167
Cenovus Energy, Inc. 4.5% 9/15/14	745	779
Chesapeake Energy Corp.:
5.375% 6/15/21	1,340	1,363
5.75% 3/15/23	1,330	1,383
Concho Resources, Inc. 5.5% 4/1/23 (j)	1,155	1,178
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc.:
4.5% 4/15/23 (h)	$ 1,810	$ 1,819
5% 9/15/22	2,690	2,804
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	860	918
7.75% 4/1/19 (h)	1,130	1,209
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,709
3.875% 3/15/23	1,647	1,618
4.95% 4/1/22	1,048	1,110
Denbury Resources, Inc.:
4.625% 7/15/23	4,625	4,475
8.25% 2/15/20	1,973	2,205
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,647	1,779
6.45% 11/3/36 (h)	3,753	4,178
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,451
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,988
Encana Holdings Finance Corp. 5.8% 5/1/14	3,892	4,070
Enterprise Products Operating LP 5.6% 10/15/14	1,482	1,578
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	978
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (h)(l)	1,410	1,449
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,065	1,094
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,663
9.375% 5/1/20	4,780	5,413
Forest Oil Corp.:
7.25% 6/15/19	1,670	1,653
7.5% 9/15/20 (h)	1,735	1,744
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (h)	520	538
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	677	787
Halcon Resources Corp. 8.875% 5/15/21	1,030	1,047
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (h)	485	501
8.125% 12/1/19	1,325	1,487
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	$ 3,855	$ 3,884
6.5% 5/15/19	1,820	1,847
Marathon Petroleum Corp.:
3.5% 3/1/16	409	434
5.125% 3/1/21	3,173	3,645
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	637
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	2,559	2,650
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	3,614	4,253
6.85% 1/15/40 (h)	2,906	3,845
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	2,222
Nexen, Inc.:
5.2% 3/10/15	1,224	1,316
6.2% 7/30/19	1,865	2,262
Occidental Petroleum Corp. 2.7% 2/15/23	1,608	1,556
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,466
7.875% 3/15/19	5,564	6,718
Petroleos Mexicanos:
3.5% 1/30/23 (h)	4,530	4,304
4.875% 1/24/22	2,315	2,477
5.5% 1/21/21	5,342	5,975
5.5% 6/27/44	12,802	12,514
6% 3/5/20	1,974	2,270
6.5% 6/2/41	6,878	7,703
Phillips 66:
1.95% 3/5/15	1,526	1,555
2.95% 5/1/17	1,527	1,599
4.3% 4/1/22	5,338	5,764
5.875% 5/1/42	4,552	5,307
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	308	329
6.125% 1/15/17	1,880	2,182
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,145
Southeast Supply Header LLC 4.85% 8/15/14 (h)	1,176	1,222
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,091
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 1,059	$ 1,098
4.6% 6/15/21	1,296	1,363
Suncor Energy, Inc. 6.1% 6/1/18	7,771	9,253
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	760	825
Teekay Corp. 8.5% 1/15/20	70	77
Tesoro Corp.:
4.25% 10/1/17	765	796
5.375% 10/1/22	865	908
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,102
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	5,281	5,459
Western Gas Partners LP 5.375% 6/1/21	7,147	8,063
Western Refining, Inc. 6.25% 4/1/21 (h)	550	569
		224,534
TOTAL ENERGY		282,536
FINANCIALS - 5.0%
Capital Markets - 0.7%
Bank of New York Mellon Corp. 4.5% (i)(l)	1,250	1,255
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	964
BlackRock, Inc.:
3.375% 6/1/22	274	284
4.25% 5/24/21	414	459
Goldman Sachs Group, Inc.:
2.375% 1/22/18	10,000	10,060
5.95% 1/18/18	4,242	4,895
6.15% 4/1/18	3,466	4,032
JPMorgan Chase & Co. 0.8% 4/23/15	28,000	27,930
Lazard Group LLC:
6.85% 6/15/17	5,189	5,948
7.125% 5/15/15	1,855	2,032
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	11,266	12,110
6.4% 8/28/17	4,204	4,892
7.75% 5/14/38	7,615	9,551
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
2.125% 4/25/18	$ 28,604	$ 28,258
4% 7/24/15	1,137	1,197
4.1% 5/22/23	3,500	3,358
4.875% 11/1/22	7,126	7,328
5.375% 10/15/15	15,930	17,347
5.625% 9/23/19	453	514
5.95% 12/28/17	250	287
6.625% 4/1/18	1,494	1,760
State Street Corp. 3.1% 5/15/23	6,500	6,331
UBS AG Stamford Branch 2.25% 1/28/14	1,003	1,013
		151,805
Commercial Banks - 1.2%
Associated Banc Corp. 5.125% 3/28/16	1,852	2,022
Bank of America NA 5.3% 3/15/17	14,681	16,295
BB&T Corp. 3.95% 3/22/22	1,495	1,567
CIT Group, Inc.:
4.25% 8/15/17	2,760	2,843
5% 8/15/22	2,195	2,338
5.25% 3/15/18	3,215	3,456
5.375% 5/15/20	2,805	3,022
5.5% 2/15/19 (h)	5,285	5,721
Comerica Bank 5.7% 6/1/14	507	531
Comerica, Inc. 4.8% 5/1/15	1,013	1,078
Credit Suisse 6% 2/15/18	12,547	14,487
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,359
Discover Bank:
7% 4/15/20	3,075	3,728
8.7% 11/18/19	532	700
Fifth Third Bancorp:
3.5% 3/15/22	529	544
4.5% 6/1/18	418	459
5.45% 1/15/17	1,848	2,056
8.25% 3/1/38	3,116	4,311
Fifth Third Capital Trust IV 6.5% 4/15/37 (l)	3,790	3,799
HBOS PLC 6.75% 5/21/18 (h)	408	458
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,158
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Intesa Sanpaolo SpA:
3.125% 1/15/16	$ 14,524	$ 14,448
3.875% 1/16/18	18,369	18,129
JPMorgan Chase Bank 6% 10/1/17	1,942	2,268
KeyBank NA:
5.45% 3/3/16	2,302	2,558
5.8% 7/1/14	7,641	8,053
KeyCorp. 5.1% 3/24/21	519	597
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,116
5% 1/17/17	7,888	8,526
Regions Bank:
6.45% 6/26/37	8,253	9,099
7.5% 5/15/18	8,196	9,946
Regions Financial Corp.:
2% 5/15/18	5,725	5,611
5.75% 6/15/15	1,067	1,155
7.75% 11/10/14	4,922	5,354
Royal Bank of Scotland Group PLC 6.125% 12/15/22	35,362	36,478
SunTrust Banks, Inc.:
0.5836% 4/1/15 (l)	8,610	8,540
3.5% 1/20/17	3,871	4,124
3.6% 4/15/16	252	269
UnionBanCal Corp.:
3.5% 6/18/22	5,802	5,896
5.25% 12/16/13	893	913
Wachovia Bank NA:
4.8% 11/1/14	461	486
6% 11/15/17	7,010	8,256
Wachovia Corp.:
5.625% 10/15/16	4,581	5,210
5.75% 6/15/17	1,728	1,998
Wells Fargo & Co. 1.5% 1/16/18	12,500	12,380
		248,342
Consumer Finance - 0.8%
Ally Financial, Inc.:
4.625% 6/26/15	2,540	2,654
5.5% 2/15/17	5,165	5,559
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ally Financial, Inc.: - continued
6.25% 12/1/17	$ 1,800	$ 1,985
American Express Co. 1.55% 5/22/18	10,750	10,634
American Express Credit Corp.:
2.75% 9/15/15	1,352	1,410
2.8% 9/19/16	519	546
American Honda Finance Corp. 1.45% 2/27/15 (h)	1,975	1,998
Discover Financial Services:
3.85% 11/21/22	1,983	2,000
5.2% 4/27/22	2,146	2,366
6.45% 6/12/17	10,512	12,192
Ford Motor Credit Co. LLC:
2.5% 1/15/16	14,000	14,253
3% 6/12/17	5,430	5,576
General Electric Capital Corp.:
2.25% 11/9/15	534	551
4.625% 1/7/21	703	777
5.625% 9/15/17	17,812	20,614
General Motors Acceptance Corp. 8% 11/1/31	3,240	4,147
GMAC LLC:
6.75% 12/1/14	2,355	2,520
8% 12/31/18	6,035	7,061
8% 11/1/31	21,966	28,336
Hyundai Capital America:
1.625% 10/2/15 (h)	1,867	1,880
2.125% 10/2/17 (h)	2,063	2,039
SLM Corp. 8% 3/25/20	4,205	4,552
Toyota Motor Credit Corp. 0.8% 5/17/16	28,000	27,960
		161,610
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.875% 3/22/17	781	835
6.5% 8/1/16	1,010	1,155
7.375% 5/15/14	26	28
BP Capital Markets PLC:
3.125% 10/1/15	1,114	1,174
4.5% 10/1/20	1,106	1,244
4.742% 3/11/21	4,210	4,748
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	$ 6,880	$ 7,155
Citigroup, Inc.:
3.953% 6/15/16	5,674	6,090
4.05% 7/30/22	2,389	2,392
4.45% 1/10/17	14,158	15,491
4.75% 5/19/15	13,577	14,521
5.9% (i)(l)	5,610	5,834
6.125% 5/15/18	685	808
6.5% 8/19/13	18,301	18,525
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)	700	694
4.25% 5/15/23 (h)	615	600
4.75% 8/15/17 (h)	8,705	9,184
6.75% 6/1/18	6,765	7,712
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	7,892
8% 1/15/18	1,015	1,076
JPMorgan Chase & Co.:
1.625% 5/15/18	6,000	5,892
3.15% 7/5/16	8,974	9,458
3.4% 6/24/15	1,092	1,146
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	954
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,450
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)	5,782	5,853
TECO Finance, Inc.:
4% 3/15/16	1,242	1,331
5.15% 3/15/20	2,029	2,311
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (h)	1,155	1,227
9.625% 6/15/18 pay-in-kind	810	873
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,293
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(l)	3,888	3,922
		147,868
Insurance - 0.6%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (h)	580	609
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.:
2.375% 8/24/15	$ 14,000	$ 14,330
3.8% 3/22/17	5,298	5,665
4.875% 9/15/16	1,873	2,075
4.875% 6/1/22	3,800	4,200
5.85% 1/16/18	12,000	13,827
Aon Corp.:
3.125% 5/27/16	3,402	3,587
3.5% 9/30/15	3,819	4,029
5% 9/30/20	107	122
Aon PLC 4.45% 5/24/43	7,250	6,930
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	351
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(l)	2,008	2,128
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,173
5.375% 3/15/17	595	670
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,608
6.5% 3/15/35 (h)	1,064	1,224
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,660
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,371
MetLife, Inc.:
1.756% 12/15/17 (e)	2,474	2,493
5% 6/15/15	686	743
6.75% 6/1/16	3,874	4,512
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,403
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,048	4,383
Pacific LifeCorp:
5.125% 1/30/43 (h)	5,676	5,606
6% 2/10/20 (h)	8,215	9,303
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,620
4.5% 11/16/21	1,461	1,603
7.375% 6/15/19	1,880	2,397
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(l)	544	544
Symetra Financial Corp. 6.125% 4/1/16 (h)	6,715	7,374
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20	$ 2,879	$ 3,281
5.75% 8/15/42	7,108	7,809
7.125% 9/30/16	1,802	2,091
		134,721
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,705	1,824
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,575
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,967
BRE Properties, Inc. 5.5% 3/15/17	2,524	2,837
Camden Property Trust:
2.95% 12/15/22	2,154	2,065
5.375% 12/15/13	2,150	2,202
DDR Corp. 4.625% 7/15/22	3,877	4,149
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,595	5,084
7.5% 4/1/17	4,966	5,902
9.625% 3/15/16	1,675	2,026
Duke Realty LP:
3.625% 4/15/23	2,844	2,782
3.875% 10/15/22	4,238	4,246
4.375% 6/15/22	3,202	3,333
5.4% 8/15/14	1,096	1,152
5.5% 3/1/16	2,930	3,218
6.75% 3/15/20	1,161	1,391
8.25% 8/15/19	1,838	2,368
Equity One, Inc.:
3.75% 11/15/22	7,300	7,219
5.375% 10/15/15	672	730
6% 9/15/17	666	759
6.25% 1/15/17	530	602
Federal Realty Investment Trust:
5.4% 12/1/13	257	263
5.9% 4/1/20	1,379	1,639
6.2% 1/15/17	365	421
HCP, Inc. 3.15% 8/1/22	8,000	7,800
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 12,327	$ 12,428
4.125% 4/1/19	11,300	12,203
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,318
6.25% 6/15/17	726	790
6.65% 1/15/18	490	543
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,440
6.75% 10/15/22	1,885	2,055
Washington (REIT) 5.25% 1/15/14	988	1,010
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,064
		107,405
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	1,520	1,535
BioMed Realty LP:
3.85% 4/15/16	6,469	6,856
4.25% 7/15/22	2,511	2,610
6.125% 4/15/20	1,822	2,116
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,393
4.95% 4/15/18	2,688	2,949
5.7% 5/1/17	268	299
6% 4/1/16	2,467	2,743
7.5% 5/15/15	698	779
CB Richard Ellis Services, Inc.:
5% 3/15/23	1,875	1,870
6.625% 10/15/20	900	972
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,606
5.25% 3/15/21	2,876	3,201
ERP Operating LP 5.75% 6/15/17	1,446	1,672
Liberty Property LP:
3.375% 6/15/23	2,951	2,869
4.125% 6/15/22	2,746	2,851
4.75% 10/1/20	6,595	7,246
5.125% 3/2/15	1,317	1,400
5.5% 12/15/16	2,022	2,268
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,037	$ 4,065
3.15% 5/15/23	6,708	6,285
4.5% 4/18/22	1,689	1,775
7.75% 8/15/19	2,149	2,719
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,184
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	2,161	2,269
5.5% 1/15/14 (h)	935	954
5.7% 4/15/17 (h)	2,286	2,495
Realogy Corp. 9% 1/15/20 (h)	1,170	1,369
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (h)	2,125	2,112
Regency Centers LP:
4.95% 4/15/14	360	372
5.25% 8/1/15	3,216	3,486
5.875% 6/15/17	1,447	1,645
Simon Property Group LP:
2.8% 1/30/17	67	70
4.2% 2/1/15	1,785	1,872
Tanger Properties LP:
6.125% 6/1/20	7,035	8,490
6.15% 11/15/15	900	1,013
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	3,611	3,603
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (h)	510	530
		99,543
TOTAL FINANCIALS		1,051,294
HEALTH CARE - 1.0%
Biotechnology - 0.1%
Amgen, Inc.:
3.875% 11/15/21	1,497	1,602
5.15% 11/15/41	14,179	15,081
Celgene Corp. 2.45% 10/15/15	1,882	1,944
		18,627
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	$ 2,945	$ 3,217
Teleflex, Inc. 6.875% 6/1/19	1,665	1,815
		5,032
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	706	701
2.75% 11/15/22	2,850	2,732
4.125% 11/15/42	1,591	1,487
Community Health Systems, Inc.:
5.125% 8/15/18	1,275	1,329
7.125% 7/15/20	1,305	1,419
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,181
6.3% 8/15/14	2,132	2,268
DaVita, Inc.:
5.75% 8/15/22	1,215	1,294
6.625% 11/1/20	1,555	1,674
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,677
4.75% 11/15/21	9,848	11,023
6.125% 11/15/41	4,534	5,644
Express Scripts, Inc. 3.125% 5/15/16	5,121	5,405
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	758
HCA Holdings, Inc.:
6.25% 2/15/21	1,415	1,521
7.75% 5/15/21	13,495	14,878
HCA, Inc.:
4.75% 5/1/23	2,715	2,708
5.875% 3/15/22	5,645	6,195
5.875% 5/1/23	2,555	2,708
6.5% 2/15/20	10,450	11,782
7.5% 2/15/22	3,250	3,794
7.875% 2/15/20	2,825	3,086
HealthSouth Corp. 5.75% 11/1/24	780	807
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,940	2,499
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.:
2.75% 9/15/15	$ 3,610	$ 3,747
4.125% 9/15/20	3,728	4,003
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,774
Radiation Therapy Services, Inc. 8.875% 1/15/17	2,140	2,033
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	856
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,550	1,686
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(l)	4,790	4,814
Tenet Healthcare Corp.:
4.375% 10/1/21 (h)	5,470	5,333
4.5% 4/1/21 (h)	1,030	1,012
9.875% 7/1/14	4,690	5,089
UnitedHealth Group, Inc.:
1.4% 10/15/17	1,172	1,172
1.625% 3/15/19	1,694	1,669
2.75% 2/15/23	957	926
2.875% 3/15/23	7,311	7,130
3.95% 10/15/42	1,306	1,200
4.25% 3/15/43	4,000	3,851
WellPoint, Inc.:
1.25% 9/10/15	89	90
1.875% 1/15/18	161	161
3.3% 1/15/23	3,769	3,747
4.65% 1/15/43	4,578	4,558
		145,421
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (h)	715	756
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17 (h)	5,738	5,724
2.9% 11/6/22 (h)	5,885	5,732
4.4% 11/6/42 (h)	5,747	5,629
Elan Finance PLC/Elan Finance Corp. 6.25% 6/15/21 (h)	3,005	3,020
VPI Escrow Corp. 6.375% 10/15/20 (h)	1,445	1,521
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	$ 1,940	$ 1,929
5% 8/15/14	2,209	2,311
Zoetis, Inc.:
1.15% 2/1/16 (h)	5,035	5,048
1.875% 2/1/18 (h)	898	900
3.25% 2/1/23 (h)	2,190	2,170
4.7% 2/1/43 (h)	2,197	2,194
		36,178
TOTAL HEALTH CARE		206,014
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	1,753	1,821
6.375% 6/1/19 (h)	3,650	4,317
Bombardier, Inc. 6.125% 1/15/23 (h)	555	584
DigitalGlobe, Inc. 5.25% 2/1/21 (h)	425	425
GenCorp, Inc. 7.125% 3/15/21 (h)	320	342
		7,489
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.45% 10/1/22	1,559	1,518
Airlines - 0.1%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (h)	920	920
Series 2013-1B Class B, 5.625% 1/15/21 (h)	395	405
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	45	49
9.798% 4/1/21	2,795	3,228
6.125% 4/29/18 (h)	415	436
6.648% 3/15/19	2,386	2,592
6.9% 7/2/19	852	929
7.339% 4/19/14	445	455
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,747	$ 1,835
8.36% 1/20/19	1,442	1,623
		12,472
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17	465	491
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (h)	330	350
HD Supply, Inc.:
8.125% 4/15/19	2,870	3,186
10.5% 1/15/21	750	780
Interline Brands, Inc. 7.5% 11/15/18	330	353
Nortek, Inc. 8.5% 4/15/21 (h)	925	1,004
Ply Gem Industries, Inc. 8.25% 2/15/18	3,300	3,543
USG Corp.:
6.3% 11/15/16	170	180
7.875% 3/30/20 (h)	905	1,018
9.75% 1/15/18	975	1,148
		12,053
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19 (h)	3,360	3,360
8.75% 12/1/20 (h)	4,345	4,443
ARAMARK Corp. 5.75% 3/15/20 (h)	1,345	1,392
Clean Harbors, Inc. 5.125% 6/1/21	740	762
Covanta Holding Corp.:
6.375% 10/1/22	940	1,014
7.25% 12/1/20	1,165	1,273
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,343
5.65% 6/1/14	4,439	4,594
6.625% 11/15/13	8,252	8,417
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	215	223
Tervita Corp.:
8% 11/15/18 (h)	1,025	1,061
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tervita Corp.: - continued
9.75% 11/1/19 (h)	$ 1,525	$ 1,468
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,056
		34,406
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	749
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	17,973	17,199
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,040
Schaeffler Finance BV 4.75% 5/15/21 (h)	1,185	1,161
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	910	1,004
		3,205
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	1,066
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,678
8.875% 11/1/17	1,420	1,496
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	547
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)(j)	785	799
		5,586
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22 (h)	1,515	1,604
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	9,840	9,671
4.45% 3/15/43	5,500	5,449
5.05% 3/1/41	7,178	7,673
Hertz Corp.:
5.875% 10/15/20	1,120	1,182
6.25% 10/15/22	800	869
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	$ 965	$ 1,081
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,784
		28,709
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)	285	285
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,411
4.625% 4/15/21	4,280	4,248
5.75% 5/15/16	1,840	1,972
6.25% 5/15/19	3,035	3,316
7.125% 9/1/18 (h)	5,560	6,554
8.25% 12/15/20	4,165	5,050
8.625% 9/15/15	4,640	5,220
8.625% 1/15/22	3,910	4,878
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)	365	375
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,870
		39,179
TOTAL INDUSTRIALS		164,169
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (h)	2,295	2,140
9% 4/1/19 (h)	3,495	3,434
10.5% 3/1/21 (h)	2,773	2,315
Commscope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (h)(l)	805	795
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,317
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	8,387
6.5% 1/15/28	1,110	882
		26,270
Electronic Equipment & Components - 0.0%
Infor US, Inc. 9.375% 4/1/19	755	851
Tyco Electronics Group SA:
1.6% 2/3/15	156	158
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
5.95% 1/15/14	$ 4,453	$ 4,595
6.55% 10/1/17	815	960
		6,564
Internet Software & Services - 0.0%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)	885	934
IAC/InterActiveCorp 4.75% 12/15/22 (h)	1,475	1,446
VeriSign, Inc. 4.625% 5/1/23 (h)	3,395	3,412
		5,792
IT Services - 0.2%
Ceridian Corp.:
8.875% 7/15/19 (h)	1,110	1,265
11% 3/15/21 (h)	570	651
Compiler Finance Sub, Inc. 7% 5/1/21 (h)	180	180
First Data Corp.:
6.75% 11/1/20 (h)	6,215	6,495
11.25% 1/15/21 (h)	2,955	3,014
11.75% 8/15/21 (h)	1,490	1,438
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,509
6.625% 11/1/19 (h)	2,205	2,321
The Western Union Co. 2.375% 12/10/15	128	130
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,270	3,687
13.375% 10/15/19	1,780	2,083
		33,773
Office Electronics - 0.1%
Xerox Corp.:
1.0941% 5/16/14 (l)	8,470	8,459
2.95% 3/15/17	947	972
4.25% 2/15/15	1,130	1,187
		10,618
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	3,182	3,556
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV/NXP Funding LLC:
3.0271% 10/15/13 (l)	$ 85	$ 85
5.75% 2/15/21 (h)	1,595	1,675
9.75% 8/1/18 (h)	380	429
Spansion LLC:
7.875% 11/15/17	1,150	1,185
11.25% 1/15/16 (d)(h)	905	0
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,750
		9,680
TOTAL INFORMATION TECHNOLOGY		92,697
MATERIALS - 0.4%
Chemicals - 0.1%
Eagle Spinco, Inc. 4.625% 2/15/21 (h)	640	646
Ecolab, Inc. 1.45% 12/8/17	3,078	3,036
Hexion U.S. Finance Corp. 6.625% 4/15/20 (h)	2,810	2,922
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	965	1,074
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	3,135	3,378
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(l)	1,000	1,020
PolyOne Corp. 5.25% 3/15/23 (h)	1,360	1,414
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	4,715	4,668
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	585	617
		18,775
Construction Materials - 0.0%
CEMEX Finance LLC 9.375% 10/12/22 (h)	1,420	1,580
CEMEX SA de CV 5.2836% 9/30/15 (h)(l)	2,815	2,899
CRH America, Inc. 6% 9/30/16	2,470	2,803
		7,282
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,937	2,072
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	218
9.125% 10/15/20 (h)	685	760
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (h)	$ 275	$ 274
7% 11/15/20 (h)	715	736
7.375% 10/15/17 (h)	300	326
9.125% 10/15/20 (h)	690	764
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)	360	351
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	626
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,229
Owens-Illinois, Inc. 7.8% 5/15/18	350	413
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	1,775	1,917
Sealed Air Corp. 6.5% 12/1/20 (h)	1,065	1,185
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	929	1,040
		12,911
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	2,700	2,887
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	255	266
Calcipar SA 6.875% 5/1/18 (h)	720	765
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (h)	7,189	7,383
Edgen Murray Corp. 8.75% 11/1/20 (h)	1,135	1,175
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,785
6.375% 2/1/16 (h)	1,180	1,204
7% 11/1/15 (h)	1,865	1,921
New Gold, Inc.:
6.25% 11/15/22 (h)	615	635
7% 4/15/20 (h)	345	365
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	405	447
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (h)	1,335	1,408
8.25% 1/15/21 (h)	750	799
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)	3,375	3,645
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.: - continued
11.25% 10/15/18 (h)	$ 1,130	$ 1,201
Severstal Columbus LLC 10.25% 2/15/18	4,845	5,208
Steel Dynamics, Inc.:
6.125% 8/15/19 (h)	1,115	1,218
6.375% 8/15/22 (h)	990	1,079
		33,391
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23 (h)	1,250	1,234
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	4,605	4,847
11.75% 1/15/19	2,615	1,922
		8,003
TOTAL MATERIALS		80,362
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Altice Financing SA 7.875% 12/15/19 (h)	550	608
Altice Finco SA 9.875% 12/15/20 (h)	585	664
AT&T, Inc.:
2.4% 8/15/16	293	304
2.5% 8/15/15	1,139	1,180
4.35% 6/15/45 (h)	1,320	1,228
5.55% 8/15/41	16,289	18,038
6.3% 1/15/38	5,000	5,972
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	87
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,869
CenturyLink, Inc.:
5.15% 6/15/17	440	471
6% 4/1/17	3,101	3,419
6.15% 9/15/19	3,331	3,581
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,288	2,479
Eileme 2 AB 11.625% 1/31/20 (h)	1,725	2,044
Embarq Corp.:
7.082% 6/1/16	3,027	3,470
7.995% 6/1/36	7,851	8,522
Frontier Communications Corp. 7.125% 1/15/23	2,055	2,147
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Luxembourg SA:
7.75% 6/1/21 (h)	$ 3,350	$ 3,522
8.125% 6/1/23 (h)	1,065	1,140
Level 3 Communications, Inc. 8.875% 6/1/19	435	472
Level 3 Financing, Inc. 7% 6/1/20	1,460	1,522
Lynx I Corp. 5.375% 4/15/21 (h)	770	805
Lynx II Corp. 6.375% 4/15/23 (h)	435	453
Sprint Capital Corp.:
6.875% 11/15/28	1,415	1,415
6.9% 5/1/19	7,925	8,579
8.75% 3/15/32	3,565	4,153
Verizon Communications, Inc.:
3.85% 11/1/42	13,024	11,256
6.1% 4/15/18	1,909	2,283
6.25% 4/1/37	3,729	4,428
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,939
		98,050
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	315
3.625% 3/30/15	2,672	2,781
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)	1,082	1,156
14.75% 12/1/16 (h)	3,050	4,194
Digicel Group Ltd.:
6% 4/15/21 (h)	2,805	2,777
7% 2/15/20 (h)	275	285
8.25% 9/30/20 (h)	4,060	4,304
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)(j)	3,695	3,644
6.625% 12/15/22 (h)	2,670	2,777
6.625% 12/15/22 (h)(j)	2,375	2,476
7.25% 4/1/19	7,260	7,877
7.5% 4/1/21	5,500	6,036
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (h)	2,010	2,105
6.625% 4/1/23 (h)	3,005	3,170
NII Capital Corp. 7.625% 4/1/21	2,609	2,172
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII International Telecom S.C.A. 11.375% 8/15/19 (h)	$ 1,165	$ 1,290
SBA Communications Corp. 5.625% 10/1/19 (h)	1,870	1,942
Softbank Corp. 4.5% 4/15/20 (h)	890	899
Sprint Nextel Corp.:
6% 11/15/22	10,910	11,265
7% 8/15/20	5,860	6,358
9% 11/15/18 (h)	6,595	7,996
Vodafone Group PLC 5% 12/16/13	2,129	2,180
		77,999
TOTAL TELECOMMUNICATION SERVICES		176,049
UTILITIES - 1.4%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,793
American Electric Power Co., Inc.:
1.65% 12/15/17	2,349	2,336
2.95% 12/15/22	2,224	2,162
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,403	6,570
Duke Capital LLC 5.668% 8/15/14	2,770	2,924
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,934	4,625
6.4% 9/15/20 (h)	8,922	10,923
Edison International 3.75% 9/15/17	3,355	3,609
Edison Mission Energy 7% 5/15/17 (d)	510	292
Entergy Louisiana LLC 1.875% 12/15/14	168	171
FirstEnergy Corp.:
2.75% 3/15/18	4,723	4,734
4.25% 3/15/23	7,399	7,305
7.375% 11/15/31	8,041	9,092
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	11,269
Indiana Michigan Power Co. 3.2% 3/15/23	5,294	5,254
InterGen NV 9% 6/30/17 (h)	7,050	7,235
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,101
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,879
3.75% 11/15/20	745	785
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 6,695	$ 7,733
9.125% 5/1/31	1,745	1,972
Nevada Power Co.:
6.5% 5/15/18	5,100	6,257
6.5% 8/1/18	1,191	1,468
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	513	517
Northeast Utilities:
1.45% 5/1/18	1,511	1,492
2.8% 5/1/23	6,865	6,644
Pennsylvania Electric Co. 6.05% 9/1/17	450	523
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,931
PPL Capital Funding, Inc. 3.4% 6/1/23	3,274	3,214
Progress Energy, Inc.:
4.4% 1/15/21	336	372
6% 12/1/39	3,060	3,661
Sierra Pacific Power Co. 5.45% 9/1/13	1,183	1,197
Southern Co. 2.375% 9/15/15	326	337
West Penn Power Co. 5.95% 12/15/17 (h)	10,500	12,155
		143,532
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	896
7% 5/20/22	1,785	1,937
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	301
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,904
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	990
		6,028
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18	1,655	1,729
Calpine Corp. 7.875% 1/15/23 (h)	5,578	6,122
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,614
10% 12/1/20 (h)	8,915	10,107
11% 10/1/21	6,978	7,711
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
11.75% 3/1/22 (h)	$ 19,685	$ 22,416
GenOn Energy, Inc.:
9.5% 10/15/18	520	607
9.875% 10/15/20	1,743	1,970
NRG Energy, Inc. 6.625% 3/15/23 (h)	3,130	3,326
PSEG Power LLC 2.75% 9/15/16	1,379	1,429
RRI Energy, Inc. 7.625% 6/15/14	1,940	2,075
The AES Corp.:
4.875% 5/15/23	445	439
7.375% 7/1/21	1,580	1,849
7.75% 10/15/15	2,618	2,893
TXU Corp.:
5.55% 11/15/14	61	52
6.5% 11/15/24	3,550	2,592
6.55% 11/15/34	7,200	5,184
		74,115
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	243	288
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,306
Dominion Resources, Inc.:
1.95% 8/15/16	203	208
2.5836% 9/30/66 (l)	14,833	14,011
7.5% 6/30/66 (l)	2,474	2,746
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,418	1,803
National Grid PLC 6.3% 8/1/16	845	972
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,629
5.25% 9/15/17	497	563
5.25% 2/15/43	5,559	5,782
5.4% 7/15/14	1,816	1,904
5.45% 9/15/20	598	685
5.8% 2/1/42	3,125	3,466
5.95% 6/15/41	5,667	6,442
6.4% 3/15/18	1,788	2,125
6.8% 1/15/19	2,710	3,274
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc. 5.625% 7/15/22	$ 3,935	$ 4,313
Sempra Energy:
2% 3/15/14	1,950	1,970
2.3% 4/1/17	5,903	6,074
2.875% 10/1/22	2,361	2,307
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,876	4,210
		68,078
TOTAL UTILITIES		291,753
TOTAL NONCONVERTIBLE BONDS		2,744,941
TOTAL CORPORATE BONDS (Cost $2,622,178)		2,766,973
U.S. Treasury Obligations - 5.4%

U.S. Treasury Bonds 2.875% 5/15/43	231,409	213,222
U.S. Treasury Notes:
0.125% 4/30/15 (f)	338,827	337,742
0.25% 3/31/15	122,045	121,964
0.25% 5/15/16 (f)	62,628	62,173
1% 5/31/18	115,273	115,075
1.125% 4/30/20 (f)	28,608	27,870
1.375% 5/31/20	146,674	145,070
2% 2/15/23 (k)	112,977	112,006
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,139,562)		1,135,122
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae - 1.3%
2.559% 6/1/36 (l)	142	152
2.935% 7/1/37 (l)	348	369
3% 5/1/27	54	57
3% 6/1/43 (j)	3,800	3,827
3% 6/1/43 (j)	3,800	3,827
3% 6/1/43 (j)	5,200	5,236
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 6/1/43 (j)	$ 3,400	$ 3,424
3% 6/1/43 (j)	5,300	5,337
3.5% 3/1/22 to 6/1/43	105,127	108,637
4% 4/1/24 to 4/1/42	68,121	72,149
4% 6/1/43 (j)	2,500	2,638
4.5% 11/1/19 to 8/1/41	16,949	18,155
5.5% 3/1/39 to 3/1/40	1,255	1,363
5.5% 6/1/43 (j)	22,000	23,830
5.5% 6/1/43 (j)	22,000	23,830
6% 6/1/35 to 8/1/37	6,573	7,302
6.5% 7/1/32 to 8/1/36	807	923
TOTAL FANNIE MAE		281,056
Freddie Mac - 0.3%
3.287% 10/1/35 (l)	196	211
3.5% 2/1/32 to 11/1/42	14,904	15,487
4% 6/1/24 to 12/1/40	7,204	7,657
4% 10/1/41	2,234	2,403
4% 6/1/43 (j)	3,900	4,105
4.5% 6/1/43 (j)	16,500	17,506
5% 3/1/19	2,073	2,197
5.5% 1/1/38	1,193	1,284
6% 7/1/37 to 8/1/37	585	636
6.5% 3/1/36	2,764	3,168
TOTAL FREDDIE MAC		54,654
Ginnie Mae - 0.2%
3.5% 11/15/41 to 3/15/42	5,268	5,566
4% 1/15/25 to 12/15/41	13,978	15,044
4.5% 5/20/40 to 9/20/42	14,464	15,661
4.5% 6/1/43 (j)	100	108
5% 5/15/39 to 8/15/41	1,863	2,041
5.5% 12/15/38 to 9/15/39	1,527	1,680
6% 2/15/34 to 9/20/38	7,589	8,537
TOTAL GINNIE MAE		48,637
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $385,017)		384,347
Asset-Backed Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (l)	$ 518	$ 460
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (l)	264	267
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (l)	25	24
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (l)	52	49
Series 2004-R2 Class M3, 1.0183% 4/25/34 (l)	74	62
Series 2005-R2 Class M1, 0.6433% 4/25/35 (l)	1,380	1,352
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (l)	36	34
Series 2004-W11 Class M2, 1.2433% 11/25/34 (l)	426	398
Series 2004-W7 Class M1, 1.0183% 5/25/34 (l)	1,108	1,060
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (l)	954	354
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0183% 4/25/34 (l)	1,656	1,558
Series 2006-HE2 Class M1, 0.5633% 3/25/36 (l)	26	0*
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (h)(l)	167	134
Class C, 1.2982% 7/20/39 (h)(l)	258	13
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (l)	1,368	863
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (h)	1,640	1,640
Chase Issuance Trust:
Series 2013-A2 Class A2, 0.2992% 2/15/17 (l)	7,930	7,934
Series 2012-A6 Class A, 0.3292% 8/15/17 (l)	11,270	11,271
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (l)	14	14
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6483% 4/25/34 (l)	121	90
Series 2004-4 Class M2, 0.9883% 6/25/34 (l)	446	407
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (l)	30	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (l)	221	175
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (l)	14	12
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9283% 1/25/35 (l)	720	611
Class M4, 1.2133% 1/25/35 (l)	276	32
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (h)(l)	2,160	1,512
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (h)(l)	$ 81	$ 78
Series 2006-2A:
Class A, 0.3792% 11/15/34 (h)(l)	868	803
Class B, 0.4792% 11/15/34 (h)(l)	314	268
Class C, 0.5792% 11/15/34 (h)(l)	521	378
Class D, 0.9492% 11/15/34 (h)(l)	199	134
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (h)(l)	1,007	1,002
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (l)	242	227
Series 2003-3 Class M1, 1.4833% 8/25/33 (l)	469	442
Series 2003-5 Class A2, 0.8933% 12/25/33 (l)	25	22
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (l)	1,137	610
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4933% 7/25/36 (l)	2,497	38
Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (l)	1,136	1,093
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (l)	316	309
Series 2006-A Class 2C, 1.4331% 3/27/42 (l)	2,016	98
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (l)	458	6
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (l)	104	86
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (l)	351	293
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (l)	726	633
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (l)	1,866	1,727
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (l)	44	43
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (l)	303	284
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (l)	316	13
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (l)	1,083	946
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (d)(h)(l)	429	0
Series 2006-1A Class A, 1.5982% 3/20/11 (d)(h)(l)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (l)	405	351
Class M4, 1.6433% 9/25/34 (l)	519	181
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (l)	1,120	944
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (l)	$ 4	$ 4
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (l)	865	801
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (l)	915	670
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (l)	43	32
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	243	245
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (l)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (h)(l)	1,520	46
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (h)(l)	1,358	1,243
TOTAL ASSET-BACKED SECURITIES (Cost $38,532)		44,425
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7533% 1/25/35 (l)	1,205	1,185
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (l)	859	881
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3382% 12/20/54 (h)(l)	4,765	4,674
Series 2006-3 Class M2, 0.7582% 12/20/54 (l)	4,540	4,156
Series 2006-4:
Class B1, 0.3782% 12/20/54 (l)	3,154	2,982
Class M1, 0.5382% 12/20/54 (l)	829	759
Series 2007-1:
Class 1B1, 0.3382% 12/20/54 (l)	5,012	4,739
Class 1M1, 0.4982% 12/20/54 (l)	1,114	1,020
Class 2M1, 0.6982% 12/20/54 (l)	1,431	1,310
Series 2007-2:
Class 1B1, 0.3582% 12/17/54 (l)	767	725
Class 2C1, 1.0582% 12/17/54 (l)	1,981	1,771
sequential payer Series 2006-3 Class B2, 0.5382% 12/20/54 (l)	4,550	4,302
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (l)	$ 326	$ 321
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (l)	1,365	1,109
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (l)	484	371
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (l)	903	796
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (l)	1,254	1,205
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (h)(l)	601	549
Class B6, 3.0492% 7/10/35 (h)(l)	128	116
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (h)(l)	58	57
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (l)	24	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (l)	157	159
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3933% 9/25/36 (l)	2,049	1,908
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8333% 9/25/43 (l)	3,405	3,307
TOTAL PRIVATE SPONSOR		38,425
U.S. Government Agency - 0.2%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4933% 5/25/35 (l)	1,074	1,077
Series 2006-50 Class BF, 0.5933% 6/25/36 (l)	1,358	1,365
Series 2006-82 Class F, 0.7633% 9/25/36 (l)	2,149	2,156
Series 2007-36 Class F, 0.4233% 4/25/37 (l)	1,712	1,714
Series 2011-40 Class DF, 0.6433% 5/25/41 (l)	3,996	4,009
Series 2013-62 Class FA, 0.499% 6/25/43 (l)	5,890	5,896
Series 2013-9 Class FA, 0.5433% 3/25/42 (l)	16,340	16,350
floater sequential payer:
Series 2010-74 Class WF, 0.7933% 7/25/34 (l)	1,386	1,402
Series 2012-120 Class FE 0.4933% 2/25/39 (l)	2,557	2,561
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3830 Class FD, 0.5592% 3/15/41 (l)	$ 6,686	$ 6,719
floater sequential payer Series 2011-3969 Class AF, 0.6492% 10/15/33 (l)	3,149	3,154
TOTAL U.S. GOVERNMENT AGENCY		46,403
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,414)		84,828
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (l)(n)	376	12
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	716	719
Series 2006-2 Class AAB, 5.9009% 5/10/45 (l)	566	589
Series 2006-3 Class A4, 5.889% 7/10/44	680	761
Series 2006-5 Class A2, 5.317% 9/10/47	2,485	2,516
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,882
Series 2007-4 Class A3, 6.0025% 2/10/51 (l)	570	594
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	2,833	2,982
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	66
Series 2007-3:
Class A3, 5.7963% 6/10/49 (l)	1,523	1,532
Class A4, 5.7963% 6/10/49 (l)	1,901	2,157
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,245
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (h)(l)	39	29
Series 2005-3A:
Class A2, 0.5933% 11/25/35 (h)(l)	328	269
Class M1, 0.6333% 11/25/35 (h)(l)	43	31
Class M2, 0.6833% 11/25/35 (h)(l)	55	39
Class M3, 0.7033% 11/25/35 (h)(l)	49	34
Class M4, 0.7933% 11/25/35 (h)(l)	61	38
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (h)(l)	859	729
Class B1, 1.5933% 1/25/36 (h)(l)	74	16
Class M1, 0.6433% 1/25/36 (h)(l)	277	154
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.6633% 1/25/36 (h)(l)	$ 83	$ 44
Class M3, 0.6933% 1/25/36 (h)(l)	121	62
Class M4, 0.8033% 1/25/36 (h)(l)	67	33
Class M5, 0.8433% 1/25/36 (h)(l)	67	24
Class M6, 0.8933% 1/25/36 (h)(l)	71	21
Series 2006-1:
Class A2, 0.5533% 4/25/36 (h)(l)	133	116
Class M1, 0.5733% 4/25/36 (h)(l)	48	33
Class M2, 0.5933% 4/25/36 (h)(l)	50	34
Class M3, 0.6133% 4/25/36 (h)(l)	43	28
Class M4, 0.7133% 4/25/36 (h)(l)	25	15
Class M5, 0.7533% 4/25/36 (h)(l)	24	13
Class M6, 0.8333% 4/25/36 (h)(l)	47	21
Series 2006-2A:
Class M1, 0.5033% 7/25/36 (h)(l)	127	77
Class M2, 0.5233% 7/25/36 (h)(l)	89	49
Class M3, 0.5433% 7/25/36 (h)(l)	74	34
Class M4, 0.6133% 7/25/36 (h)(l)	50	20
Class M5, 0.6633% 7/25/36 (h)(l)	61	22
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (h)(l)	102	15
Class M5, 0.6733% 10/25/36 (h)(l)	46	2
Series 2006-4A:
Class A2, 0.4633% 12/25/36 (h)(l)	2,543	1,582
Class M1, 0.4833% 12/25/36 (h)(l)	169	59
Class M2, 0.5033% 12/25/36 (h)(l)	112	31
Class M3, 0.5333% 12/25/36 (h)(l)	114	24
Class M6, 0.7133% 12/25/36 (h)(l)	39	1
Series 2007-1 Class A2, 0.4633% 3/25/37 (h)(l)	524	334
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (h)(l)	508	382
Class A2, 0.5133% 7/25/37 (h)(l)	476	246
Class M1, 0.5633% 7/25/37 (h)(l)	167	46
Class M2, 0.6033% 7/25/37 (h)(l)	91	16
Class M3, 0.6833% 7/25/37 (h)(l)	92	9
Class M4, 0.8433% 7/25/37 (h)(l)	183	8
Class M5, 0.9433% 7/25/37 (h)(l)	161	6
Class M6, 1.1933% 7/25/37 (h)(l)	10	0*
Series 2007-3:
Class A2, 0.4833% 7/25/37 (h)(l)	522	312
Class B1, 1.1433% 7/25/37 (h)(l)	71	5
Class M1, 0.5033% 7/25/37 (h)(l)	104	38
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M2, 0.5333% 7/25/37 (h)(l)	$ 111	$ 32
Class M3, 0.5633% 7/25/37 (h)(l)	174	40
Class M4, 0.6933% 7/25/37 (h)(l)	274	56
Class M5, 0.7933% 7/25/37 (h)(l)	143	21
Class M6, 0.9933% 7/25/37 (h)(l)	109	13
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (h)(l)	195	18
Class M2, 1.2433% 9/25/37 (h)(l)	195	15
Class M4, 1.7933% 9/25/37 (h)(l)	496	24
Class M5, 1.9433% 9/25/37 (h)(l)	9	0*
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(n)	1,341	52
Series 2006-3A, Class IO, 3.8578% 10/25/36 (h)(l)(n)	23,644	549
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(l)(n)	3,499	291
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (h)(l)	452	429
Class E, 0.4992% 3/15/22 (h)(l)	2,347	2,183
Class F, 0.5492% 3/15/22 (h)(l)	1,440	1,310
Class G, 0.5992% 3/15/22 (h)(l)	369	329
Class H, 0.7492% 3/15/22 (h)(l)	452	393
Class J, 0.8992% 3/15/22 (h)(l)	452	382
sequential payer:
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,061	2,074
Series 2007-PW16:
Class A4, 5.9051% 6/11/40 (l)	534	612
Class AAB, 5.7166% 6/11/40 (l)	3,904	4,063
Series 2007-PW18:
Class A2, 5.613% 6/11/50	87	88
Class A4, 5.7% 6/11/50	4,380	5,068
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,121	2,126
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (h)(l)(n)	8,606	32
Series 2006-T22 Class A4, 5.7648% 4/12/38 (l)	114	126
Series 2006-T24 Class X2, 0.6225% 10/12/41 (h)(l)(n)	2,042	4
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (h)(l)(n)	59,010	449
Series 2007-T28 Class X2, 0.3236% 9/11/42 (h)(l)(n)	32,164	129
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(l)	421	243
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (h)(l)	$ 466	$ 441
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,106
Class XCL, 1.5785% 5/15/35 (h)(l)(n)	2,857	45
Citigroup Commercial Mortgage Trust Series 2007-C6:
Class A2, 5.8848% 12/10/49 (l)	26	26
Class A4, 5.8848% 12/10/49 (l)	3,035	3,492
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	13,971
Series 2007-CD4 Class A3, 5.293% 12/11/49	888	914
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (l)	912	962
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	277
Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	764
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (h)(l)	96	85
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (h)(l)	560	532
Class D, 0.5392% 11/15/17 (h)(l)	29	27
Class E, 0.5892% 11/15/17 (h)(l)	103	95
Class F, 0.6492% 11/15/17 (h)(l)	114	103
Class G, 0.6992% 11/15/17 (h)(l)	79	70
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (h)(l)	1,300	1,246
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,645
Series 2007-C9 Class A4, 5.9933% 12/10/49 (l)	2,018	2,336
Series 2006-C8 Class XP, 0.6611% 12/10/46 (l)(n)	10,872	27
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,070	1,192
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	286	287
Series 2007-C3 Class A4, 5.8694% 6/15/39 (l)	396	446
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (l)(n)	6,774	26
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	941
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (h)(l)	3,254	2,899
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 367	$ 372
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (l)(n)	193	0*
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (h)(l)(n)	297	0*
Series 2006-C1 Class A3, 5.5814% 2/15/39 (l)	2,342	2,359
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (h)(l)	345	340
Class C:
0.3692% 2/15/22 (h)(l)	1,416	1,392
0.4692% 2/15/22 (h)(l)	506	490
Class F, 0.5192% 2/15/22 (h)(l)	1,011	973
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (l)(n)	11,241	35
Class B, 5.487% 2/15/40 (h)(l)	1,394	197
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9982% 12/5/31 (h)(l)	1,380	1,381
Class A2FL, 0.8982% 12/5/31 (h)(l)	1,380	1,381
Class BFL, 1.2982% 12/5/31 (h)(l)	5,070	5,073
Class CFL, 1.6982% 12/5/31 (h)(l)	3,690	3,692
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,387
Series 2001-1 Class X1, 2.2683% 5/15/33 (h)(l)(n)	419	6
Series 2007-C1 Class XP, 0.3409% 12/10/49 (l)(n)	12,273	23
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (h)(l)	343	333
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	32,218
Series 2007-GG11 Class A1, 0.395% 12/10/49 (h)(l)(n)	14,049	60
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (h)(l)	2,410	2,418
Class C, 2.0056% 3/6/20 (h)(l)	6,364	6,385
Class D, 2.2018% 3/6/20 (h)(l)	2,144	2,151
Class F, 2.6334% 3/6/20 (h)(l)	94	94
Class G, 2.7903% 3/6/20 (h)(l)	47	47
Class H, 3.3004% 3/6/20 (h)(l)	42	42
Class J, 4.0852% 3/6/20 (h)(l)	60	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 1,914	$ 1,956
GS Mortgage Securities Corp. Trust Series 2013-KYO Class XB1, 3.2489% 11/8/29 (h)(l)(n)	196,352	13,409
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	198	200
Series 2007-GG10 Class A2, 5.778% 8/10/45	197	199
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (h)(l)	450	437
Class C, 0.4092% 11/15/18 (h)(l)	319	309
Class D, 0.4292% 11/15/18 (h)(l)	141	134
Class E, 0.4792% 11/15/18 (h)(l)	203	192
Class F, 0.5292% 11/15/18 (h)(l)	305	287
Class G, 0.5592% 11/15/18 (h)(l)	265	249
Class H, 0.6992% 11/15/18 (h)(l)	203	189
sequential payer:
Series 2006-CB14 Class A3B, 5.6743% 12/12/44 (l)	922	932
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	649
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	230	241
Class A3, 5.336% 5/15/47	15,032	16,796
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (l)	3,198	3,655
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (l)	1,321	1,359
Class A4, 6.0024% 6/15/49 (l)	31,964	36,426
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	700	706
Class A3, 5.42% 1/15/49	14,834	16,720
Series 2005-LDP3 Class A3, 4.959% 8/15/42	265	264
Series 2006-CB17 Class A3, 5.45% 12/12/43	159	159
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (l)	78	31
Class C, 5.9096% 2/12/49 (l)	204	37
Class D, 5.9096% 2/12/49 (l)	214	22
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)	75	7
Class ES, 5.7044% 1/15/49 (h)(l)	472	4
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0807% 7/15/44 (l)	743	854
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (l)	19	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	$ 2	$ 2
Series 2006-C6:
Class A2, 5.262% 9/15/39 (l)	12	12
Class A4, 5.372% 9/15/39	410	459
Series 2006-C7 Class A2, 5.3% 11/15/38	471	495
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,093
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,203
Series 2006-C6 Class XCP, 0.862% 9/15/39 (l)(n)	3,502	8
Series 2007-C1 Class XCP, 0.623% 2/15/40 (l)(n)	1,246	4
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	1,282
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,773	2,010
Class XCP, 0.4169% 9/15/45 (l)(n)	55,299	261
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (h)(l)	292	289
Class E, 0.4892% 9/15/21 (h)(l)	1,054	1,031
Class F, 0.5392% 9/15/21 (h)(l)	868	841
Class G, 0.5592% 9/15/21 (h)(l)	1,714	1,643
Class H, 0.5992% 9/15/21 (h)(l)	442	415
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6% 1/12/44 (h)(l)	793	643
Series 2006-C1 Class A2, 5.8275% 5/12/39 (l)	359	361
Series 2007-C1 Class A4, 6.0442% 6/12/50 (l)	3,452	3,938
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,238
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (l)	48	47
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	541	562
Series 2007-5:
Class A4, 5.378% 8/12/48	5,125	5,730
Class B, 5.479% 8/12/48	2,736	704
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	7,400	8,313
Series 2007-7 Class A4, 5.81% 6/12/50 (l)	3,192	3,631
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	2,449	2,512
Series 2006-4 Class XP, 0.8115% 12/12/49 (l)(n)	13,483	130
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	228
Series 2007-7 Class B, 5.9278% 6/12/50 (l)	79	5
Series 2007-8 Class A3, 6.1305% 8/12/49 (l)	787	906
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (h)(l)	$ 272	$ 112
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (h)(l)	523	510
Class D, 0.39% 10/15/20 (h)(l)	507	489
Class E, 0.45% 10/15/20 (h)(l)	634	594
Class F, 0.5% 10/15/20 (h)(l)	380	353
Class G, 0.54% 10/15/20 (h)(l)	470	431
Class H, 0.63% 10/15/20 (h)(l)	296	257
Class J, 0.78% 10/15/20 (h)(l)	171	64
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	607	608
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	442	452
Series 2006-IQ11 Class A4, 5.8515% 10/15/42 (l)	250	274
Series 2006-T23 Class A3, 5.9917% 8/12/41 (l)	466	464
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,365	1,548
Class AAB, 5.654% 4/15/49	2,197	2,342
Class B, 5.9128% 4/15/49 (l)	224	46
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	51
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (h)(l)	1,239	1,185
Class F, 0.5382% 9/15/21 (h)(l)	1,426	1,342
Class G, 0.5582% 9/15/21 (h)(l)	1,351	1,251
Class J, 0.7982% 9/15/21 (h)(l)	300	249
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (h)(l)	3,171	2,808
Class LXR1, 0.8992% 6/15/20 (h)(l)	112	97
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,419	2,466
Series 2007-C30 Class A5, 5.342% 12/15/43	14,776	16,626
Series 2007-C31:
Class A4, 5.509% 4/15/47	42,116	47,059
Class A5, 5.5% 4/15/47	16,000	18,186
Series 2007-C33:
Class A4, 6.1222% 2/15/51 (l)	23,060	26,062
Class A5, 6.1222% 2/15/51 (l)	10,259	11,867
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(l)	433	433
Series 2005-C19 Class B, 4.892% 5/15/44	912	956
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C22:
Class B, 5.5564% 12/15/44 (l)	$ 2,022	$ 1,640
Class F, 5.5564% 12/15/44 (h)(l)	1,521	421
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,534
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	1,964
Class D, 5.513% 12/15/43 (l)	1,459	903
Class XP, 0.6719% 12/15/43 (h)(l)(n)	7,383	28
Series 2007-C31 Class C, 5.8685% 4/15/47 (l)	251	177
Series 2007-C31A Class A2, 5.421% 4/15/47	4,574	4,594
Series 2007-C32:
Class D, 5.9236% 6/15/49 (l)	685	267
Class E, 5.9236% 6/15/49 (l)	1,080	373
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $397,775)		444,686
Municipal Securities - 0.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	1,700	1,757
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,514
7.3% 10/1/39	9,280	12,758
7.5% 4/1/34	7,195	9,988
7.55% 4/1/39	14,205	20,318
7.6% 11/1/40	14,125	20,500
7.625% 3/1/40	2,445	3,509
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	5,050	6,514
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,275	28,369
Series 2010, 4.421% 1/1/15	4,050	4,250
Series 2010-1, 6.63% 2/1/35	15,425	17,572
Series 2010-3:
6.725% 4/1/35	7,505	8,633
7.35% 7/1/35	3,495	4,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 5,030	$ 5,691
5.877% 3/1/19	5,920	6,729
TOTAL MUNICIPAL SECURITIES (Cost $146,000)		152,347
Foreign Government and Government Agency Obligations - 0.2%

Italian Republic:
3.125% 1/26/15	9,149	9,385
4.5% 1/21/15	6,859	7,178
4.75% 1/25/16	6,870	7,304
5.375% 6/12/17	4,115	4,529
Russian Federation 3.25% 4/4/17 (h)	800	832
United Mexican States 4.75% 3/8/44	5,572	5,572
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,870)		34,800
Floating Rate Loans - 0.7%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (l)	325	329
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (l)	224	227
Hotels, Restaurants & Leisure - 0.1%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (l)	375	382
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(l)	8,755	6,829
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)	600	636
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4433% 1/28/18 (l)	1,665	1,490
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (l)	8,405	8,499
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)	$ 638	$ 638
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (l)	3,265	3,302
		21,776
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (l)	1,751	1,762
Media - 0.1%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (l)	173	174
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (l)	608	615
Univision Communications, Inc. term loan 4.5% 3/1/20 (l)	2,689	2,682
		3,471
TOTAL CONSUMER DISCRETIONARY		27,565
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (l)	805	811
Tranche 2LN, term loan 5.75% 8/21/20 (l)	125	129
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (l)	440	440
		1,380
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (l)	4,705	4,823
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (l)	325	327
		5,150
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (l)	$ 11,601	$ 11,630
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (l)	2,755	2,920
		14,550
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4537% 10/10/16 (l)	1,231	1,228
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (l)	3,945	3,975
		5,203
TOTAL FINANCIALS		19,753
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (l)	2,260	2,271
Tranche B 1LN, term loan 4.5% 8/8/19 (l)	2,055	2,053
		4,324
Health Care Providers & Services - 0.0%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (l)	2,299	1,839
TOTAL HEALTH CARE		6,163
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways, Inc. Tranche B 1LN, term loan 4.25% 5/21/19 (l)	6,390	6,374
Commercial Services & Supplies - 0.0%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (l)	3,535	3,570
Arysta Lifescience Corp.:
Tranche B 1LN, term loan 4.5% 5/23/20 (l)	420	423
Tranche B 2LN, term loan 8.25% 10/23/20 (l)	355	359
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (l)	150	152
		4,504
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.1%
AlixPartners LLP:
Tranche 2LN, term loan 10.75% 12/29/19 (l)	$ 5,250	$ 5,381
Tranche B 1LN, term loan 4.5% 6/29/19 (l)	5,211	5,269
		10,650
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (l)	193	195
VWR Funding, Inc. Tranche B, term loan 4.1938% 4/3/17 (l)	1,147	1,156
		1,351
TOTAL INDUSTRIALS		22,879
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
SafeNet, Inc. Tranche 2LN, term loan 6.1933% 4/12/15 (l)	4,500	4,500
IT Services - 0.1%
First Data Corp. term loan 4.1953% 3/24/18 (l)	9,900	9,855
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (l)	2,748	2,803
Tranche 2LN, term loan 11.25% 12/21/19 (l)	2,265	2,407
		15,065
Software - 0.0%
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (l)	70	71
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (l)	2,035	2,137
Tranche B 1LN, term loan 4.5% 10/30/19 (l)	1,127	1,133
		3,341
TOTAL INFORMATION TECHNOLOGY		22,906
MATERIALS - 0.0%
Metals & Mining - 0.0%
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (l)	1,204	1,211
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (l)	475	469
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (l)	$ 125	$ 128
Tranche B 1LN, term loan 6% 2/14/19 (l)	830	839
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (l)	800	806
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (l)	65	66
		2,308
Wireless Telecommunication Services - 0.1%
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,761	1,796
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	12,741	13,091
		14,887
TOTAL TELECOMMUNICATION SERVICES		17,195
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7241% 10/10/17 (l)	16,256	11,846
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 4/24/18 (l)	730	731
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)	830	836
TOTAL UTILITIES		13,413
TOTAL FLOATING RATE LOANS (Cost $137,876)		137,615
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $696)	680	721
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Bank of America Corp. 5.2% (i)(l)	$ 3,065	$ 3,040
Citigroup, Inc.:
5.35% (i)(l)	10,760	10,676
5.95% (i)(l)	2,950	3,186
JPMorgan Chase & Co. 5.15% (i)(l)	3,895	3,955
MUFG Capital Finance 1 Ltd. 6.346% (i)(l)	996	1,128
		21,985
TOTAL PREFERRED SECURITIES (Cost $21,787)		21,985
Fixed-Income Funds - 6.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (m) (Cost $1,255,807)	12,182,015	1,311,394
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.12% (b)	262,777,832	262,778
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	96,454,234	96,454
TOTAL MONEY MARKET FUNDS (Cost $359,232)		359,232
Cash Equivalents - 0.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (q) (Cost $122,528)	$ 122,529	$ 122,528
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $17,639,343)		21,313,056
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(203,900)
NET ASSETS - 100%		$ 21,109,156
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/43	$ (21,500)	(21,651)
3.5% 6/1/28	(500)	(526)
3.5% 6/1/43	(11,900)	(12,329)
3.5% 6/1/43	(8,600)	(8,910)
4% 6/1/28	(19,100)	(20,288)
4% 6/1/43	(47,200)	(49,800)
4% 6/1/43	(4,200)	(4,431)
4.5% 6/1/43	(14,800)	(15,814)
4.5% 6/1/43	(400)	(427)
5.5% 6/1/43	(15,400)	(16,681)
5.5% 6/1/43	(7,800)	(8,449)
5.5% 6/1/43	(22,000)	(23,830)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 6/1/43	$ (200)	$ (218)
6% 6/1/43	(6,300)	(6,856)
TOTAL FANNIE MAE		(190,210)
Freddie Mac
3.5% 6/1/43	(12,800)	(13,229)
4% 6/1/43	(9,200)	(9,684)
4.5% 6/1/43	(16,500)	(17,506)
TOTAL FREDDIE MAC		(40,419)
Ginnie Mae
3.5% 6/1/43	(5,200)	(5,469)
4% 6/1/43	(6,300)	(6,690)
4% 6/1/43	(500)	(534)
4.5% 6/1/43	(100)	(107)
4.5% 6/1/43	(14,300)	(15,413)
5% 6/1/43	(1,800)	(1,940)
TOTAL GINNIE MAE		(30,153)
TOTAL TBA SALE COMMITMENTS (Proceeds $263,949)		$ (260,782)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	$ 2,365	$ (2,242)	$ 19	$ (2,223)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,938	(1,838)	17	(1,821)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	445	(421)	3	(418)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,938	(1,838)	17	(1,821)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,885	(1,787)	16	(1,771)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,618	(1,535)	15	(1,520)
TOTAL CREDIT DEFAULT SWAPS						$ (9,661)	$ 87	$ (9,574)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $714,877,000 or 3.4% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At the period end, the value of securities pledged amounted to $12,878,000.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $199,077,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 11,304
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 3,216
C. Wonder LLC	12/27/12	$ 17,500
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Vice Holdings, Inc. Series A	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
(q) Includes investment made with cash collateral received from securities on loan.

* Amount represents less than $1,000

Quarterly Report

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$122,528,000 due 6/03/13 at 0.07%
Commerz Markets LLC	122,528
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 730
Fidelity Corporate Bond 1-10 Year Central Fund	3,681
Fidelity Mortgage Backed Securities Central Fund	20,303
Fidelity Securities Lending Cash Central Fund	775
Total	$ 25,489
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 286,809	$ -	$ 287,718*	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,638,428	274,279	576,479	1,311,394	9.3%
Total	$ 1,925,237	$ 274,279	$ 864,197	$ 1,311,394
* Includes the value of shares redeemed through in-kind transactions.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 21,602	$ -	$ 9,542	$ -	$ -
American Woodmark Corp.	-	19,666	11,683	-	-
CareView Communications, Inc.	10,530	-	-	-	7,819
Neurocrine Biosciences, Inc.	27,540	-	33,236	-	-
Southcross Energy Partners LP	-	17,043	14,462	127	-
TherapeuticsMD, Inc.	18,645	6,593	-	-	24,065
Total	$ 78,317	$ 43,302	$ 68,923	$ 127	$ 31,884
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,471,315	$ 2,236,911	$ 50,828	$ 183,576
Consumer Staples	1,474,917	1,347,460	127,457	-
Energy	1,099,853	1,099,853	-	-
Financials	2,723,847	2,601,661	122,186	-
Health Care	2,175,669	2,098,487	77,182	-
Industrials	1,043,689	1,042,850	711	128
Information Technology	2,558,408	2,543,036	14,378	994
Materials	367,827	367,827	-	-
Telecommunication Services	193,043	191,803	-	1,240
Utilities	203,474	197,658	5,816	-
Corporate Bonds	2,766,973	-	2,752,181	14,792
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,135,122	$ -	$ 1,135,122	$ -
U.S. Government Agency - Mortgage Securities	384,347	-	384,347	-
Asset-Backed Securities	44,425	-	40,748	3,677
Collateralized Mortgage Obligations	84,828	-	84,163	665
Commercial Mortgage Securities	444,686	-	444,170	516
Municipal Securities	152,347	-	152,347	-
Foreign Government and Government Agency Obligations	34,800	-	34,800	-
Floating Rate Loans	137,615	-	113,445	24,170
Bank Notes	721	-	721	-
Preferred Securities	21,985	-	21,985	-
Fixed-Income Funds	1,311,394	1,311,394	-	-
Other	11	-	-	11
Money Market Funds	359,232	359,232	-	-
Cash Equivalents	122,528	-	122,528	-
Total Investments in Securities:	$ 21,313,056	$ 15,398,172	$ 5,685,115	$ 229,769
Derivative Instruments:
Liabilities
Swaps	$ (9,661)	$ -	$ (9,661)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (260,782)	$ -	$ (260,782)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 162,679
Total Realized Gain (Loss)	2,464
Total Unrealized Gain (Loss)	40,375
Cost of Purchases	59,330
Proceeds of Sales	(32,244)
Amortization/Accretion	415
Transfers in to Level 3	16,612
Transfers out of Level 3	(19,862)
Ending Balance	$ 229,769
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2013	$ 40,147

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $17,689,287,000. Net unrealized appreciation aggregated $3,623,769,000, of which $3,842,277,000 related to appreciated investment securities and $218,508,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013